Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Registrant Name	Dryships Inc.
Entity Central Index Key	0001308858
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	399,151,483
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 367,674	$ 391,530
Restricted cash	112,504	578,311
Trade accounts receivable, net	84,897	25,204
Due from related parties (Note 4)	28,970	20,939
Financial instruments (Note 9)	1,276	1,538
Vessel held for sale	20,200	0
Other current assets	96,164	47,588
Total current assets	711,685	1,065,110
FIXED ASSETS, NET:
Vessels and rigs under construction and acquisitions (Note 5)	1,889,230	2,072,699
Vessels, net (Note 6)	1,863,092	1,917,966
Drilling rigs, net (Note 6)	2,969,074	1,249,333
Total fixed assets, net	6,721,396	5,239,998
OTHER NON-CURRENT ASSETS:
Restricted cash	328,209	195,517
Intangible assets, net	9,784	10,506
Above market acquired time charter	468	1,170
Other non-current assets (Note 7)	95,934	472,193
Total other non-current assets	434,395	679,386
Total assets	7,867,476	6,984,494
CURRENT LIABILITIES:
Current portion of long-term debt (Note 8)	429,957	731,232
Accounts payable and other current liabilities	52,459	14,009
Due to related parties (Note 4)	903	0
Accrued liabilities	89,303	67,554
Deferred revenue	91,444	49,937
Financial instruments (Note 9)	63,837	72,703
Total current liabilities	727,903	935,435
NON-CURRENT LIABILITIES:
Below- market acquired time charter	0	854
Long-term debt, net of current portion (Note 8)	3,158,115	1,988,460
Financial instruments (Note 9)	144,092	159,376
Other non-current liabilities	1,189	840
Total non-current liabilities	3,303,396	2,149,530
COMMITMENTS AND CONTINGENCIES (Note12)
STOCKHOLDERS EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized; 100,000,000 shares designated as Series A Convertible Preferred Stock at December 31,2010 and June 30,2011; 52,238,806 and 31,923,010 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2010 and June 30, 2011, respectively (Note 10)	319	522
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2010 and June 30, 2011; 369,649,777 and 399,151,483 shares issued and outstanding at December 31, 2010 and June 30, 2011, respectively	3,991	3,696
Accumulated other comprehensive loss	(33,503)	(38,754)
Additional paid-in capital	3,081,993	3,062,444
Retained earnings	243,091	335,345
Total Dryships Inc. stockholders' equity	3,295,891	3,363,253
Non controlling interests	540,286	536,276
Total equity	3,836,177	3,899,529
Total liabilities and stockholders' equity	$ 7,867,476	$ 6,984,494

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock par value	$ 0.01	$ 0.01
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	399,151,483	369,649,777
Common stock shares outstanding	399,151,483	369,649,777
Preferred Stock [Member]
Consolidated Balance Sheets
Preferred stock shares authorized	500,000,000	500,000,000
Series A Convertible Preferred Stock
Consolidated Balance Sheets
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	31,923,010	52,238,806
Preferred stock shares outstanding	31,923,010	52,238,806

Consolidated Statement of Operations (USD $) In Thousands, except Share data	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Revenues (Note 14)	$ 431,431	$ 418,397
EXPENSES:
Voyage expenses	12,062	13,537
Vessel and drilling rigs operating expenses	147,843	95,094
Depreciation and amortization	121,021	95,482
(Gain)/Loss on sale of assets, net (Note 6)	705	(10,254)
Vessel impairment charge	112,104	0
Gain from vessel insurance proceeds	(25,064)	0
General and administrative expenses	52,397	44,011
Operating income	10,363	180,527
OTHER INCOME / (EXPENSES):
Interest and finance costs(Note 13)	(64,459)	(40,147)	[1]
Interest income	15,557	9,934
Loss on interest rate swaps (Note 9)	(39,775)	(98,427)
Other, net	2,279	(7,209)
Total expenses, net	(86,398)	(135,849)	[1]
INCOME /(LOSS) BEFORE INCOME TAXES	(76,035)	44,678	[1]
Income taxes	(9,778)	(11,938)
NET INCOME/(LOSS)	(85,813)	32,740	[1]
Less: Net income attributable to non controlling interest	(2,511)	0
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	(88,324)	32,740	[1]
NET INCOME/(LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS (Note 15)	$ (92,254)	$ 25,978	[1]
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 15)	$ (0.27)	$ 0.1	[1]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note15)	344,259,487	255,012,737

[1]	As restated, see also Note 3

Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net Cash Provided by Operating Activities	$ 137,492	$ 198,543	[1]
Cash Flows from Investing Activities:
Vessel insurance proceeds	58,200	0
Option for future construction of rigs	(30,019)	0
Proceeds from sale of vessels,net of costs	25,670	42,190
Vessels acquisitions,improvements and other fixed assets	(251)	0
Advances for vessel acquisitions / rigs under construction	(1,384,632)	(508,346)	[1]
(Increase)/decrease in restricted cash	337,433	(119,354)
Drilling rigs, equipment and other improvements	0	(3,671)
Net Cash Used in Investing Activities	(993,599)	(589,181)	[1]
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	0	237,552
Proceeds from long-term credit facility	1,378,313	4,075
Proceeds from share-lending arrangement	0	100
Payments of long term credit facility	(509,169)	(149,152)
Payment of financing costs	(36,893)	(1,104)
Net Cash Provided by Financing Activities	832,251	91,471
Net decrease in cash and cash equivalents	(23,856)	(299,167)
Cash and cash equivalents at beginning of period	391,530	693,169
Cash and cash equivalents at end of period	$ 367,674	$ 394,002

[1]	As restated, see also Note 3

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2011
Basis of Presentation and General Information
Basis of Presentation and General Information Disclosure

DRYSHIPS INC.

Notes to Unaudited Interim Condensed Consolidated Financial Statements

June 30, 2011

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the "Company" or "DryShips"). DryShips was formed on September 9, 2004 under the laws of the Republic of the Marshall Islands. The Company is a provider of international seaborne drycargo and oil transportation services and deepwater drilling services.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2010, filed with the U.S. Securities and Exchange Commission (the "SEC") on April 15, 2011.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2011 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2011.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Significant Accounting Policies (Abstract)
Significant Accounting Policies

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

2. Significant Accounting policies:

Below are described the accounting changes that are adopted in the first half of 2011. A discussion of the Company's significant accounting policies can be found in the Company's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2010 (the "Consolidated Financial Statements for the year ended December 31, 2010").

Drybulk and Tanker Vessels' Depreciation

The Company records the value of its vessels at their cost (which includes acquisition costs directly attributable to the vessel and expenditures made to prepare the vessel for its initial voyage) less accumulated depreciation. Depreciation begins when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate). Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. The Company estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard and until December 31, 2010, estimated the residual value of its vessels to be  $120 per lightweight ton. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations become effective.

Until December 31, 2010, the Company depreciated its vessels on a straight-line basis over their estimated useful lives, after considering their estimated residual values, based on the assumed value of the scrap steel available for recycling after demolition, calculated at  $120 per lightweight ton. From January 1, 2011, the assumed value of scrap steel for the purpose of estimating the residual values of vessels is calculated at  $250 per lightweight ton. The Company has taken this decision as steel prices and related scrap values have increased substantially over the past ten years and are currently at historically high levels. The impact of the increase in the scrap price used in the estimation of residual values will be a decrease in depreciation expense going forward. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 "Accounting Changes and Error Corrections," is the decrease of net loss for the six-month period ended June 30, 2011 by  $2,030 or  $0.006 per weighted average number of shares, basic and diluted.

Recent accounting pronouncements:

In May 2011, the FASB issued ASU No. 2011-04, “ Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company means January 1, 2012. The Company does not expect that adoption of this standard will have a material impact on its financial position or results of operations.

In June 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-05, “ Comprehensive Income (Topic 220) ” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This ASU is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011, which for the Company means January 1, 2012. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Company's financial position or results of operations.

Restatement of Financial Statements	6 Months Ended
Jun. 30, 2011
Restatement of Financial Statements
Restatement of Financial Statements

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

3. Restatement of Financial Statements:

Restatement of interest and finance costs:

The Company adjusted its previously reported financial statements for the six-month period ended June 30, 2010 to reflect the correction of an error in computing capitalized interest expense for assets under construction. Management concluded that the factors affecting the capitalized interest calculations should also include the convertible senior notes issued in late November 2009 and April 2010 as also the amortization of deferred financing fees.

Additionally, the Company considered ASC 815-30, and adjusted its previously reported financial statements to reflect the correction of an error to reverse the reclassification into earnings of that portion of interest that should have remained in accumulated other comprehensive loss since it related to cash flow hedges of the variability of borrowings associated with assets under construction. Such accumulated other comprehensive loss should be reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

The following tables reflect the impacts on the financial statement line items of the accounting adjustments:

Consolidated Statement of Operations
	For the Six Month Period Ended
	June 30, 2010
	(as previously reported)	(as restated)
Interest and finance costs	$(57,715)	$(40,147)
Total other expenses, net	(153,417)	(135,849)
Income before income taxes	27,110	44,678
Net income attributable to Dryships Inc.	15,172	32,740
Net income attributable to common stockholders	8,622	25,978
Earnings per common share, basic and diluted	$0.03	$0.10

The impact of the foregoing errors is shown below:

Consolidated Cash Flow
	For the Six Month Period Ended
	June 30, 2010
	(as previously reported)	(as restated)
Net Cash provided by Operating Activities	$175,644	$198,543
Advances for vessel acquisitions/rigs under construction	(485,447)	(508,346)
Net Cash used in Investing Activities	$(566,282)	$(589,181)

Transactions with Related Parties	6 Months Ended
Jun. 30, 2011
Transactions with Related Parties
Transactions with Related Parties
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

4. Transactions with Related Parties:
The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed consolidated statement of operations are as follows:

	December 31,	June 30,
	2010	2011

Balance Sheet
Due to related party – Cardiff	$0	$(903)
Due from related party – TMS Bulkers	0	24,267
Due from related party – TMS Tankers	0	4,483
Due from related party – Cardiff Marine	20,939	0
Due from related party – Sigma and Blue Fin pool	0	220
Vessels and rigs, net – Cardiff /TMS Tankers, for the year/period	430	8,138
Advances for vessels/rigs under construction - Cardiff/TMS Bulkers/TMS Tankers, for the year/period	5,321	6,929
Additional paid in capital - Vivid	(1,700)	(4,240)
Additional paid in capital – Cardiff	0	(5,694)
Current Assets- Sigma and Blue Fin pool	0	2,634
Non-current assets- Sigma and Blue Fin pool	$0	$400

	Six-month period ended June 30,
	2010	2011
Statement of Operations
Voyage Revenues – Sigma and Blue Fin pool	$0	$5,348
Voyage expenses - Cardiff.	(2,811)	0
Voyage expenses - TMS Tankers	0	(67)
Voyage expenses - TMS Bulkers	0	(2,359)
Gain on sale of assets - commisions - Cardiff	435	0
- Management fees - Cardiff	(8,492)	0
- Management fees - TMS Tankers	0	(787)
- Management fees - TMS Bulkers	0	(13,672)
- Consultancy fees – Fabiana	(1,797)	(1,919)
- Consultancy fees – Vivid	0	(205)
- SOX fees – Cardiff	(1,490)	0
- Rent	(6)	(10)
- Amortization of CEO stock based compensation	$(17,597)	$(15,635)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. – TMS Tankers Ltd.:

Effective January 1, 2011, each drybulk ship-owning company entered into new management agreements with TMS Bulkers Ltd. (''TMS Bulkers'') which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff”) that were effective as of September 1, 2010 through December 31, 2010. TMS Bulkers provides comprehensive drybulk ship management services including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee -the same as those charged by Cardiff according to previous agreements effective September 1, 2010- of Euro 1,500 ( $2,174 based on the Euro/U.S. Dollar exchange rate at June 30, 2011) per vessel per day which is payable in equal monthly installments in advance and is automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%.

Effective January 1, 2011, each of the Company's tanker ship-owning company entered into new management agreements with TMS Tankers Ltd. (''TMS Tankers'') and together with TMS Bulkers, the "Managers". The Managers are beneficially majority owned by George Economou and members of his immediate family. TMS Tankers provides comprehensive tanker ship management services including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance.

Under the management agreements TMS Tankers is entitled to a construction supervisory fee of 10% of the budget for the vessel under construction, payable up front in lieu of the fixed management fee. Once the vessel is operating TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ( $2,464 based on the Euro/U.S. Dollar exchange rate at June 30, 2011), payable in equal monthly installments in advance and automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%.

Under their respective agreements the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers and (ii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

Transactions with TMS Bulkers and TMS Tankers in Euros were settled on the basis of the average USD rate on the invoice date.

Drillship Management Agreements with Cardiff: Effective December 21, 2010, the Company terminated its management agreements with Cardiff pursuant to which Cardiff provided supervisory services in connection with the construction of the drillships Ocean Rig Corcovado and Ocean Rig Olympia. The Company paid Cardiff a management fee of  $40 per month per drillship for Ocean Rig Corcovado and Ocean Rig Olympia. The management agreements also provided for: (i) a chartering commission of 1.25% on revenue earned; (ii) a commission of 1% on the shipyard payments or purchase price paid for drillships; (iii) a commission of 1% on loan financing or refinancing; and (iv) a commission of 2% on insurance premiums. These agreements were replaced with the Global Services Agreement discussed below.

Global Services Agreement: On December 1, 2010, the Company entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which the Company has engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provides consulting services related to identifying, sourcing, negotiating and arranging new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, the Company pays Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the six-month period ended June 30, 2011 the Company paid  $800 as fees related to the Global Services Agreement regarding employments arrangements. Transactions with Cardiff in Euros were settled on the basis of the average USD rate on the invoice date.

Fabiana Services S.A.: Under the consultancy agreement effective from February 3, 2005, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Marshall Islands, Fabiana provides consultancy services relating to the services of George Economou in his capacity as Chief Executive Officer of the Company (Note 11).

On January 25, 2010, the Compensation Committee approved that a bonus in the form of 4,500,000 shares of the Company's common stock, par value  $0.01, be granted to Fabiana for the contribution of George Economou for CEO services rendered during 2009 as well as for anticipated contribution of such services during the years 2010, 2011 and 2012. The shares shall vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011 respectively; and 1,500,000 shares to vest on December 31, 2012. In addition, the annual remuneration to be awarded to Fabiana under the consultancy agreement was increased to Euro 2.7 million ( $3.9 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2011).

On January 12, 2011, the Compensation Committee approved a  $4 million bonus and 9,000,000 shares of the Company's common stock payable for CEO services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011, through 2018, respectively.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010 between the Company and Vivid Finance Limited ("Vivid Finance"), a related party entity incorporated in Cyprus, Vivid Finance provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid Finance is entitled a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by the Company after providing written notice to Vivid Finance at least 30 days prior to the actual termination date.

Private offering: A company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, purchased 2,869,428 common shares, or 2.38% of the common shares of the Company's majority-owned subsidiary, Ocean Rig UDW, in a private offering that was completed on December 21, 2010. The offering price was  $17.50 per share. The price per share paid was the same as that paid by other investors taking part in the private offering.

Legal services Mr. Savvas D. Georghiades, a member of the Ocean Rig UDW's Board of Directors, provides legal services to certain subsidiaries through his law firm, Savvas D. Georghiades, Law Office. For the six-month period ended June 30, 2010 and 2011, the Company paid a fee of Euro 33,149 and Euro 47,390 respectively for the legal services provided by Mr. Georghiades.

Lease Agreement: The Company leases office space in Athens, Greece from a son of George Economou.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool : Tankers Saga and Daytona are employed in the Sigma Tankers Inc. pool (''Sigma'') while tanker Vilamoura is employed in the Blue Fin Tankers Inc. pool (''Blue Fin''). Sigma and Blue Fin are spot market pools managed by Heidmar Inc. George Economou is Chairman of the Board of Directors of Heidmar Inc.

Vessels and Rigs under Construction and Acquisitions	6 Months Ended
Jun. 30, 2011
Vessels And Rigs Under Construction And Acquisitions [Abstract]
Vessels and Rigs under Construction and Acquisitions Disclosure

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

5. Vessels and Rigs under Construction and Acquisitions:

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2010

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,	June 30,
	2010	2011
Balance at beginning of year/period	$1,182,600	$2,072,699
Advances for vessels/drillships under construction and related costs	894,416	1,783,129
Vessels/drillships delivered	(4,317)	(1,966,598)
Balance at end of year/period	$2,072,699	$1,889,230

On January 3, 2011 the Company took delivery of its newbuilding drillship, the Ocean Rig Corcovado, and the final yard installment of  $289,000 and winterization of  $5,569 were released to the yard.

On March 30, 2011, the Company took delivery of its newbuilding drillship, the Ocean Rig Olympia and the final yard installment of  $288,400 was paid.

On April 12, 2011, the Company concluded an order with an established Chinese shipyard for two 176,000 dwt drybulk vessels, namely hull number H1241 and H1242, for an aggregated price of  $54,164 million per vessel and made advance payments of  $27,082 to the yard for both vessels. The vessels are expected to be delivered in the third and the fourth quarters of 2012, respectively.

On April 18, 2011, April, 27 and June 23, 2011, pursuant to the drillship master agreement (Note 7), the Company exercised three of its four newbuilding drillship options under its contract with Samsung Heavy Industries Co., Ltd. (“Samsung”), dated November 22, 2010 and entered into shipbuilding contracts for three seventh generation ultra-deepwater drillships namely NB#1, NB#2 and NB#3, for a total yard cost of  $608,000, per drillship. The Company paid  $622,394 to the shipyard in connection with the exercise of these options. Delivery of these hulls is scheduled for July 2013, September 2013 and November 2013, respectively.

On May 16, 2011, the Company entered into an addendum to its option contract with Samsung, pursuant to which the Company was granted the option for the construction of up to two additional ultra-deepwater drillships, which would be “sister-ships” to the Ocean Rig Corcovado, the Ocean Rig Olympia, the Ocean Rig Poseidon and the OceanRig Mykonos and the seventh generation ultra-deepwater drillships described above, with certain upgrades to vessel design and specifications. Pursuant to the addendum, the two additional newbuilding drillship options and the remaining option under the original contract may be exercised at any time on or prior to January 31, 2012.

During the six-month period ended June 30, 2011, the Company also paid an amount of  $156,061 to the yard for the construction of the Ocean Rig Poseidon and the Ocean Rig Mykonos, an amount of  $6,610 for the construction of the two newbuilding drybulk vessels, namely H1637 and H1638, and an amount of  $175,000 for the construction of the eight newbuilding tankers.

Vessels and Drilling Rigs	6 Months Ended
Jun. 30, 2011
Vessels And Drilling Rigs [Abstract]
Vessels and Drilling Rigs
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

6. Vessels and Drilling Rigs:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Drybulk and Tanker vessels:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	$2,328,845	$(410,879)	$1,917,966
Additions/transfers from vessels under construction	192,672	0	192,672
Disposals	(26,500)	223	(26,277)
Vessel total constructive loss	(35,261)	2,125	(33,136)
Vessel transfer to held for sale	(21,104)	904	(20,200)
Impairment loss	(193,067)	80,963	(112,104)
Depreciation	0	(55,829)	(55,829)
Balance, June 30, 2011	$2,245,585	$(382,493)	$1,863,092

On March 17, 2011, the Company's vessel Oliva, was ran aground and sank in the South Atlantic Ocean. The vessel was declared a total actual loss and the Company has collected all of the insurance proceeds.

On January 18, 2011, March 23, 2011 and April 29, 2011 the Company took delivery of the newbuilding tankers Saga, Vilamoura and Daytona, respectively for an aggregate amount of  $192,672.

During the fourth quarter of 2010, the Company concluded a Memorandum of Agreement for the sale of vessel Primera for a sale price of  $26,500. The vessel was delivered to her new owners at April 4, 2011 realizing a total loss of  $618.

On July 1, July 15 and August 24, 2011, the Company concluded Memoranda of Agreement for the sale of the vessels Conquistador, Brisbane, Samsara and Toro. An impairment loss of  $ 106,187 was recognized in the attached statement of operations (Note 17).

During the second quarter of 2011, the Company concluded a Memorandum of Agreement for the sale of vessel La Jolla for a sale price of  $20,200. The Company has classified the La Jolla as "held for sale" in the accompanying June 30, 2011 consolidated balance sheet, as all criteria required for its classification as "Vessel held for sale" was met and an impairment loss of  $5,917 was recognized as a result of the reduction of the vessel's carrying amount to its fair value less cost to sell.

Drilling Rigs:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$1,441,630	$(192,297)	$1,249,333
Additions/transfers from rigs under construction	1,784,185	0	1,784,185
Disposals	(169)	70	(99)
Depreciation	0	(64,345)	(64,345)
Balance June 30, 2011	$3,225,646	$(256,572)	$2,969,074

As of June 30, 2011, all of the Company’s vessels and drilling units except for the vessel Toro have been pledged as collateral to secure the bank loans (Note 8).

Other Non Current Assets	6 Months Ended
Jun. 30, 2011
Other Non Current Assets Disclosure
Other Non Current Assets Disclosure
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

7. Other non current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,	June 30,
	2010	2011
Security deposits for derivatives	$78,600	$59,300
Delivery payment for drillship	294,569	0
Option for construction of drillships	99,024	24,756
Other	0	11,878
Balance at end of year/period	$472,193	$95,934

As of December 31, 2010, security deposits (margin calls) of  $39,500 and  $39,100 for the Ocean Rig Poseidon and the Ocean Rig Mykonos, respectively, were paid and recorded as "Other non current assets" in the accompanying consolidated balance sheet as of December 31, 2010. As of June 30, 2011, security deposits (margin calls) of  $30,000 and  $29,300 for the Ocean Rig Poseidon and the Ocean Rig Mykonos, respectively, were recorded as "Other non current assets" in the accompanying interim condensed consolidated balance sheet. These deposits are required by the counterparty due to the market loss in the swap agreements as of December 31, 2010 and June 30, 2011.

On December 28, 2010 the final yard installment of  $294,569 for the Ocean Rig Corcovado was paid to a suspense account and was recorded as 'Other non current assets' in the accompanying consolidated balance sheets. On January 3, 2011 and in connection with the delivery of Ocean Rig Corcovado the balance in the suspense account was released to the yard.

On November 22, 2010, the Company, entered into a contract with Samsung for the construction of up to four additional ultra-deepwater drillships, which would be "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and the Ocean Rig Mykonos with certain upgrades to vessels design and specifications. The total construction cost is estimated to be  $608.0 million per drillship. The option agreement required the Company to pay a non-refundable slot reservation fee of  $24,756 per drillship, which fee will be applied towards the drillship contract price if the options are exercised. The UDW option agreement was novated by the Company to the Company's majority-owned subsidiary, Ocean Rig UDW, on December 30, 2010, at a cost of  $99,024 paid by Ocean Rig UDW. During the six-month period ended June 30, 2011, the Company paid an additional amount of  $30,019 to exercise three of the above options. On May 16, 2011, Ocean Rig UDW, entered into an addendum to the option agreement for the construction of up to two additional ultra-deepwater drillships with the same contract terms, conditions and specifications as the four drillships of the option agreement and to extend the date to exercise the fourth option from November 22, 2011 to January 31, 2012.

The Company has exercised three of the six options under the option agreement and, as a result, has entered into shipbuilding contracts for three seventh generation, ultra-deepwater drill ships with deliveries scheduled in July 2013, September 2013 and November 2013, respectively. The Company may exercise the three remaining newbuilding drillship options at any time on or prior to January 31, 2012, with vessel deliveries ranging from the first to the third quarter of 2014, depending on when the options are exercised.

Long-term Debt	6 Months Ended
Jun. 30, 2011
Long-term Debt Disclosure
Long-term Debt Disclosure
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

8. Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2010	June 30, 2011
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	0	500,000
Loan Facilities – Drybulk Segment	950,290	858,002
Loan Facilities – Tanker Segment	0	101,146
Loan Facilities – Drilling Rig Segment	1,285,358	1,645,703
Less: Deferred financing costs and unamortized discount	(215,956)	(216,779)
Total debt	2,719,692	3,588,072
Less: Current portion	(731,232)	(429,957)
Long-term portion	$1,988,460	$3,158,115

During the six-month period ended June 30, 2011, the Company made scheduled principal payments and prepayments of  $509,169.

Convertible Senior Notes and Related Borrow Facility

In conjunction with the public offering of 5%  $460,000 and  $240,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (collectively, the "Notes") in November 2009 and April 2010, the Company also entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower an aggregate of approximately 36.1 million shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of  $0.01 per share from the share borrower for the use of the borrowed shares.

The fair value of the outstanding loaned shares as of December 31, 2010 and June 30, 2011 was  $198,189 and  $151,259, respectively. On the day of the Note issuance the fair value of the share lending agreements was determined to be  $14,476 based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement recorded as interest expense during the six-month periods ended June 30, 2010 and 2011, was  $930 and  $1,476, respectively resulting in an unamortized amount of  $11,259 and  $10,189 at June 30, 2010 and 2011, respectively.

Since the Company's stock price was below the Notes conversion price of  $7.19 as of June 30, 2011, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2010 and 2011 was  $24,496 and  $33,760, respectively, of which  $10,831 and  $16,260, respectively are non-cash amortization of the discount on the liability component and  $13,665 and  $17,500, respectively are the contractual interest to be paid semi-annually at a coupon rate of 5% per year. At June 30, 2011 the net carrying amount of the liability component and unamortized discount were  $554,229 and  $145,771, respectively.

The Company's interest expense associated with the  $460,000 aggregate principal amount and  $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig Senior Notes

On April 27, 2011, the Company's majority-owned subsidiary, Ocean Rig UDW, issued  $500.0 million aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the “OCR UDW Notes”) offered in a private placement resulting in net proceeds of approximately  $487.5 million. The  $500.0 million 9.5% senior unsecured notes due 2016 are unsecured obligations and rank senior in right of payment to any of our future subordinated indebtedness and equally in right of payment to all of our existing and future unsecured senior indebtedness. The notes will not be guaranteed by any of the Company's subsidiaries. The Company may redeem some or all of the notes as follows: (i) at any time and from time to time from April 27, 2014 to April 26, 2015, at a redemption price equal to 104.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption; or (ii) at any time and from time to time from April 27, 2015 at a redemption price equal to 102.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption. Upon a change of control, which occurs if 50% or more of Ocean Rig UDW's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require Ocean Rig UDW to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. As per June 30, 2011 the Company was in compliance with the bond agreement financial covenants.

The total interest expense related to the OCR UDW Notes in the Company's unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2011 was  $8,312. The contractual semi-annual coupon interest rate is 9.5% per year.

On April 26, 2011, a wholly owned subsidiary of the Company agreed to purchase from three unaffiliated companies senior unsecured notes of Ocean Rig in the total aggregate principal amount of  $75 million. During the period from May 19, 2011 to June 29, 2011 the subsidiary sold to third parties these senior unsecured notes with notional amount of  $51 million resulting in to gain of  $1,257.

Credit facilities

As at June 30, 2011, the Company had three open credit facilities, which are reduced in quarterly and semi-annual installments. The aggregate available unused amounts under these facilities at December 31, 2010 and June 30, 2011 were  $930,477 and  $717,409, respectively. The Company is required to pay a quarterly commitment fee of 0.60% per annum of the unutilized portion of the line of credit. Interest is payable at a rate based on LIBOR plus a margin.

On April 27, 2011, the Company entered into an amended agreement with all lenders under the Two  $562,000 Loan Agreements to restructure the original agreements. The principal terms of the restructuring are as follows: (i) the maximum amount permitted to be drawn is reduced from  $562,500 to  $495,000 million under each facility; (ii) in addition to the guarantee already provided by the Company Ocean Rig UDW provided an unlimited recourse guarantee that will include certain financial covenants that will apply quarterly to Ocean Rig UDW; (iii) the Company is permitted to draw under the facility with respect to the Ocean Rig Poseidon based upon the employment of the drillship under its drilling contract with Petrobras Tanzania, and on April 27, 2010, the cash collateral deposited for this vessel was released; and (iv) the Company will be permitted to draw under the facility with respect to the Ocean Rig Mykonos provided it has obtained suitable employment for such drillship no later than August 2011. While the contract with Petrobras Brazil for the Ocean Rig Mykonos, does not satisfy the minimum dayrates and terms required under the facility for the construction of the Ocean Rig Mykonos, the lenders have agreed to amend the terms of the credit facility, subject to the completion of definitive documentation, based on the Petrobras Brazil contract to allow for full draw downs to finance the remaining installment payments for the Ocean Rig Mykonos and the release of the cash collateral deposited for the drillship. The Company expects to complete definitive documentation to amend this credit facility on August 10, 2011.

Term bank loans

Term loan outstanding as December 31,2010 and June 30, 2011 amounted to  $446,801 and  $ 1,310,145 respectively. The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between January 2015 and November 2020. Interest rates on the outstanding loans as at June 30, 2011 are based on LIBOR plus a margin.

The weighted-average interest rates on the above outstanding loans, credit facilities and convertible senior notes for the applicable periods were 4.44% for the six-month period ended June 30, 2010 and 5.73% for the six-month period ended June 30, 2011, respectively.

On February 7, 2011, the Company entered into a  $70,000 term loan facility to partially finance the acquisition cost of the newbuilding tankers Saga and Vilamoura. The loan bears interest at LIBOR plus a margin, and is repayable in twenty quarterly installments plus a balloon payment through February 2016. As of June 30, 2011, the Company has drawn down the full amount available under this facility.

On April 18, 2011, the Company entered into an  $800,000 syndicated secured term loan facility to partially finance the construction costs of the Ocean Rig Corcovado and the Ocean Rig Olympia. This facility has a five year term and is repayable in 20 quarterly installments plus a balloon payment payable with the last installment. The facility bears interest at LIBOR plus a margin. The facility is guaranteed by the Company and Ocean Rig UDW and imposes certain financial covenants on both entities. On April 20, 2011, Ocean Rig UDW drew down the full amount of this facility and prepaid the outstanding balance of its existing  $325,000 Bridge Loan Facility.

On April 20, 2011, the Company entered into a  $32,313 secured term loan facility to partially finance the acquisition cost of the newbuilding tanker Daytona. The loan bears interest at LIBOR plus a margin, and is repayable in twenty four quarterly installments plus a balloon payment through April 2017. As of June 30, 2011, the Company has drawn down the full amount available under this facility.

The above loans are secured by a first priority mortgage over the vessels, corporate guarantee, a first assignment of all freights, earnings, insurances and requisition compensation. The loans contain covenants including restrictions, without the bank's prior consent, as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels, change in the general nature of the Company's business. In addition, some of the vessels owning companies are not permitted to pay any dividends to DryShips nor DryShips to its shareholders without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

Total interest incurred on long-term debt, including capitalized interest, for the six-month periods ended June 30, 2010 and 2011 amounted to  $56,107 and  $62,593 respectively. These amounts are included in "Interest and finance costs" in the accompanying consolidated statements of operations. (Note 13)

As of June 30, 2011, the Company was in compliance, had waivers or had the ability to remedy breaches, if any, of financial covenants, including loan-to-value ratios related to its credit facilities.

The principal payments required to be made after June 30, 2011, including balloon payments, totaling  $3,804,851 due through November 2020, are as follows:

June 30, 2012	$431,712
June 30, 2013	352,068
June 30, 2014	645,719
June 30, 2015	943,476
June 30, 2016 and thereafter	1,431,876

Total principal payments	3,804,851
Less: Financing fees	(216,779)

Total debt	$3,588,072

Financial Instruments and Fair Value Measurments	6 Months Ended
Jun. 30, 2011
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

9. Financial Instruments and Fair Value Measurements:

As of June 30, 2011, the Company had outstanding twenty-nine interest rate swap (IRS), cap and floor agreements, with a notional amount of $2.5 billion. All derivatives are carried at fair value on the consolidated balance sheets at each period end. Balances as of December 31, 2010 and June 30, 2011, are as follows:

	December 31, 2010				June 30, 2011

			Foreign				Foreign
		Forward	Currency			Forward	Currency
	Interest	Freight	Forward		Interest	Freight	Forward
	Rate Swaps	Agreements	Contracts	Total	Rate Swaps	Agreements	Contracts	Total
Current assets	$0	0	1,538	$1,538	$0	185	1,091	$1,276
Current liabilities	(71,640)	(1,063)	0	(72,703)	(63,837)	0	0	(63,837)
Non current liabilities	(159,376)	0	0	(159,376)	(144,092)	0	0	(144,092)

	$(231,016)	(1,063)	1,538	$(230,541)	$(207,929)	185	1,091	$(206,653)

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Consolidated Balance Sheets:

		Asset Derivatives			Liability Derivatives

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2010	2011		2010	2011
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments	$0	0	Financial instruments non current liabilities	36,523	$0
Total derivatives designated as hedging instruments		0	0	Total derivatives designated as hedging instruments	36,523	0

Derivatives not designated as hedging instruments
Interest rate swaps	Financial instruments-current assets	0	0	Financial instruments-current liabilities	71,640	63,837
Interest rate swaps	Financial instruments-non current assets	0	0	Financial instruments-non current liabilities	122,853	144,092
Forward freight agreements	Financial instruments-current assets	0	185	Financial instruments current liabilities	1,063	0
Foreign currency forward contracts	Financial instruments-current assets	1,538	1,091	Financial instruments current liabilities	0	0
Total derivatives not designated as hedging instruments		1,538	1,276	Total derivatives not designated as hedging instruments	195,556	207,929
Total derivatives		$1,538	1,276	Total derivatives	232,079	$207,929

The Effect of Derivative Instruments on the unaudited interim condensed statement of operations:

	Amount of Gain/(Loss) Recognized in Other Comprehensive Income on Derivative
	(Effective Portion)
Derivatives designated for cash flow hedging relationships	Six-month period	Six-month period
	June 30, 2010	June 30, 2011
Interest rate swaps - Unrealized gains/(losses)	$(9,707)	$0
Interest rate swaps - Realized gains/(losses) associated with capitalized interest	(4,980)	0
Total	$(14,687)	$0

During the six-month periods ended June 30, 2010 and 2011, the losses transferred from OCI into the statement of operations were $6,198 and $6,670 respectively. The estimated net amount of existing losses at
June 30, 2011 that will be reclassified into earnings within the next twelve months related with cash flow hedges is $13,610.
		Amount of Gain/(Loss)

Derivatives not designated as hedging instruments	Location of Gain or (Loss)	Six-month period	Six-month period
	Recognized	June 30, 2010	June 30, 2011
Interest rate swaps	Gain/(loss) on interest rate swaps	(98,427)	(39,775)
		$	$
Forward freight agreements	Other, net	(3,962)	1,123
Foreign currency forward contracts	Other, net	(3,318)	(446)
Total		$(105,707)	$(39,098)

ASC 815, 'Derivatives and Hedging' requires companies to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011 the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in the accompanying consolidated statements of operations. Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statements of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company enters into forward freight agreements (FFAs) and foreign currency forward contracts in order to manage risks associated with future hire rates and fluctuations in foreign currencies, respectively.

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and trade accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of revolving credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the revolving credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The fair value of the FFAs was determined based on quoted rates. The fair value of foreign currency forward contracts was based on the forward exchange rates.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market- based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	June 30,		Inputs	Inputs
	2011		(Level 2)	(Level 3)
Recurring measurements:
Interest rate swaps-liability position	$(207,929)	0	(207,929)	0
Forward freight agreements – asset position	185	185	0	0
Foreign currency forward contracts – asset position	1,091	1,091	0	0
Total	$(206,653)	1,276	(207,929)	$0

The following table summarizes the valuation of our assets measured at fair value on a non-recurring basis as of the valuation date.

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	June 30,		Inputs	Inputs
	2011		(Level 2)	(Level 3)	Gain/(Loss)
Non Recurring measurements:
Long-lived assets held and used	$69,900	0	69,900	0	(106,187)
Assets held for sale	20,200	0	20,200	0	(5,917)
Total	$90,100	0	90,100	$0	$(112,104)

In accordance with the provisions of relevant guidance, four long-lived assets held and used and one asset held for sale with a carrying amount of  $176,087 and  $26,117, respectively, were written down to their fair value as determined based on the agreed sale prices, resulting in an impairment charge of  $112,104, which was included in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2011.

Common Stock, Preferred Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2011
Common Stock, Preferred Stock and Additional Paid-in Capital
Common Stock, Preferred Stock and Additional Paid-in Capital

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

10. Common Stock, Preferred Stock and Additional Paid-in Capital:

Issuance of Series A preferred stock

On July 15, 2009, the Company issued 52,238,806 shares of its Series A Convertible Preferred Stock under its agreement to acquire the remaining 25% of the total issued and outstanding capital stock of Ocean Rig UDW. The aggregate face value of these shares was  $280,000 and the fair value of the Preferred Stock was determined by management to be  $268,000.

The Company determined that the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig UDW was more reliably measurable than the fair value of the preferred stock issued. The Company determined that  $318,000 was the fair value of the 25% of the outstanding common shares of Ocean Rig UDW in accordance with fair value guidance by weighting the fair values derived using the following three valuation methods: (i) fair value of the net assets of Ocean Rig UDW; (ii) discounted cash flow method; and (iii) comparable company approach. Based on the foregoing, the Company recorded the preferred stock at  $268,000, which was calculated as the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig UDW of  $318,000 less cash consideration of  $50,000.

The Series A Convertible Preferred Stock accrues cumulative dividends on a quarterly basis at an annual rate of 6.75% of the aggregate face value. Dividends are payable in preferred stock or cash, if cash dividends have been declared on common stock. Such accrued dividends are payable in additional shares of preferred stock immediately prior to any conversion.

Each share of this instrument mandatorily converts into shares of the Company's common stock proportionally, upon the contractual delivery of each of the four newbuilding ultra deepwater drillships at a premium of 127.5% of the original purchase price. Furthermore, each share of this instrument can also be converted into shares of the Company's common stock at any time at the option of the holder at a conversion rate of 1.0:0.7.

On February 14, 2011 and following the delivery of the Ocean Rig Corcovado, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend as of December 31, 2010 was converted into 5,158,762 shares of Series A Convertible Preferred Stock. On April 12, 2011 and following the delivery of Ocean Rig Olympia, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the unpaid cumulative accrued stock dividend for the period from January 1, to March 31, 2011, associated with the Series A Convertible Preferred Stock was paid through the issuance of 644,844 shares of Series A Convertible Preferred Stock. As of June 30, 2011, the fair value of the accrued stock dividends amounted to  $3,930.

Equity Incentive Plan	6 Months Ended
Jun. 30, 2011
Equity Incentive Plan Disclosure
Equity incentive plan Disclosure

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

11. Equity incentive plan:

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010 the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On January 25, 2010, 4,500,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of the Chief Executive Officer services rendered during 2009 as well as for anticipated contribution of such services during the years 2010, 2011 and 2012. The shares vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011, respectively; and 1,500,000 shares to vest on December 31, 2012. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of  $6.05 per share. As of June 30, 2011, 2,000,000 of these shares have been vested.

On March 5, 2010, 2,000 shares of non-vested common stock and 1,000 shares of vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest in annual installments of 1,000 shares on March 5, 2010, December 31, 2010 and 2011, respectively. The shares were issued during July 2010 and the fair value of each share, on the grant date, was  $5.66. As of June 30, 2011, 2,000 of these shares have been vested.

On January 12, 2011, 9,000,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of the Chief Executive Officer services rendered during 2010. The shares vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011, through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of  $5.50 per share. As of June 30, 2011, 1,000,000 of these shares have been vested.

On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest over a period of three years, with 5,000 shares to vest annually on December 31, 2011 to 2013. The fair value of each share, on the grant date, was  $5.01. As of June 30, 2011 none of these shares have vested.

A summary of the status of the Company's non vested shares as of December 31, 2010 and movement during the six-month period ended June 30, 2011 is presented below. No shares were forfeited in 2011.

		Weighted average grant
	Number of	date fair value per
	non vested shares	non vested shares
Balance as at January 1, 2011	2,531,198	$6.04
Granted	9,015,000	5.50
Vested	(1,029,148)	5.47
Balance June 30, 2011	10,517,050	$5.63

As of December 31, 2010 and June 30, 2011, there was  $9,414 and  $43,275, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of eight years. Total compensation expense recognized amounts to  $17,707 and  $15,711 and is recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the six-month periods ended June 30, 2010 and 2011, respectively. The total fair value of shares vested during the six-month periods ended June 30, 2010 and 2011 was  $6,966 and  $5,643, respectively.

Commitments and Contigencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure
Commitments And Contingencies Disclosure

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

12. Commitments and contingencies

12.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business.

In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Except as described below, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

In November 2008, Annapolis Shipping Company Limited of Malta, a subsidiary of DryShips Inc. and seller of the vessel Lacerta to China National Machinery Import & Export Corporation on behalf of Qingdao Shunhe Shipping Co. Ltd of China (the "Buyers"), commenced arbitration proceedings against the Buyers because they failed to comply with their obligations under the memorandum of agreement and to take delivery of the vessel. The buyers responded by raising the issue of change of place of delivery. No quantification of the above claim and counter-claim may be given presently.

On July 17, 2008, the Company entered into an agreement to sell the Toro, a 1995-built 73,034 dwt Panamax drybulk carrier, to Samsun Logix Corporation, “Samsun”, for the price of approximately  $63,400. On January 29, 2009, the Company reached an agreement with the buyers whereby the price was reduced to  $36,000. As part of the agreement, the buyers released the deposit of  $6,300 to the Company immediately and were required to make a new deposit of  $1,500 towards the revised purchase price. On February 13, 2009, the Company proceeded with the cancellation of the sale agreement due to the buyers' failure to pay the new deposit of  $1,500. In February 2009, Samsun was placed in corporate rehabilitation. In February 2010 Samsun's plan of reorganization was approved by its creditors. As part of this plan the Company will recover a certain percentage of the agreed-upon purchase price. As this is contingent on the successful implementation of the plan of reorganization, the Company is unable to estimate the impact on the Company's financial statements.

On March 5, 2009, a complaint against the Company's Board of Directors and a former director was filed in the High Court of the Republic of the Marshall Islands for an unspecified amount of damages alleging that such directors had breached their fiduciary duty of good faith in connection with the termination of the acquisition of four Panamax drybulk carriers and nine Capesize drybulk carriers. The complaint, which was amended on August 14, 2009, also seeks the disgorgement of all payments made in connection with the termination of these acquisitions. The Company filed a motion for an early dismissal of this complaint. This motion to dismiss the complaint was granted by the High Court in February 2010. On March 16, 2010, the claimant filed with the Supreme Court of the Republic of the Marshall Islands a Notice of Appeal against the Order of the High Court. Appeal was heard on April 6, 2011. The Supreme Court is expected to deliver its decision within the next few months.

On May 3, 2010, the Capitola was detained by the United States Coast Guard at the Port of Baltimore, Maryland. The alleged deficiencies involved in the detention related to a suspected by-pass of the vessel's oily water separating equipment and related vessel records. The relevant vessel owning subsidiary of the Company and Cardiff posted security in the amount of  $1.5 million for release of the vessel from detention. During 2011 the U.S. District Court in Maryland has resolved a case in which Cardiff, the former manager of the Capitola, a drybulk vessel operated by DryShips, entered into a comprehensive settlement with the U.S. Department of Justice in connection with an investigation into MARPOL violations involving that vessel. Cardiff's plea agreement with the U.S. Department of Justice involved the failure to record certain discharges of oily water and oil residues in the ship's Oil Record Book. The court ordered Cardiff to pay a fine and to implement an Environmental Compliance Plan, “ECP”. It has been agreed that the Company's current vessel manager, TMS Bulkers, will carry out the ECP for the DryShips' vessels. The ECP will strengthen the commitment of TMS Bulkers to environmental compliance in every phase of its operation, including the operation of the DryShips' vessels. The court applied a fine of approximately  $2,400 part of which amounting to approximately  $2,000 has been reimbursed by the Company to Cardiff.

The Company's drilling rig, Leiv Eiriksson, operated in Angola during the period 2002 to 2007. The Company understands that the Angolan government has retroactively levied import/export duties for two import/export events during the period 2002 to 2007 estimated between  $5 million to  $10 million. The Company believes that the assessment of duties is without merit and that the Company will not be required to pay any material amount.

The vessels Capri, Capitola and Samatan, are on long term time charters to Korea Line Corporation ("KLC") pursuant to charterparties dated May 6, 2008, March 3, 2008 and March 3, 2008 (the "Original Charterparties") per each vessel respectively. On January 25, 2011, KLC filed with the 4th Bankruptcy Division of the Seoul Central District Court (the "Seoul Court") an application for rehabilitation pursuant to the Debtor Rehabilitation & Bankruptcy Act. On February 15, 2011 KLC's application was approved by the Seoul Court, and Joint Receivers of KLC were appointed.

Upon and with effect from March 14, 2011, the shipowning companies' Original Charterparties with KLC were terminated by the Joint Receivers, and the shipowning companies entered into New Charterparties with the Joint Receivers at reduced rates of hire and others terms, with the approval of the Seoul Court. On April 1, 2011, the shipowning companies filed claims in the corporate rehabilitation of KLC for (i) outstanding hire due under the Original Charterparties, and (ii) damages and loss caused by the early termination of the Original Charterparties.

12.2 Purchase obligations:

The following table sets forth the Company's contractual obligations and their maturity dates as of June 30, 2011.

Obligations:	Total	1st year	2nd year	3rd year	4th year

Vessels shipbuilding contracts	$611,965	$353,920	$152,645	$105,400	$0
Drillship Shipbuilding contracts plus owners furnished equipment	1,711,623	614,725	1,096,898		0
Total obligations	$$2,323,588	$968,645	$1,249,543	$105,400	$0

12.3 Contractual charter revenue

Future minimum contractual charter revenue, based on vessels and rigs committed to non-cancelable, long-term time and bareboat charter contracts as of June 30, 2011, amounts to  $540,225 during 2012,  $848,940 during 2013,  $451,365 during 2014,  $370,258 during 2015 and  $141,851 during 2016 and thereafter. These amounts do not include any assumed off-hire.

12.4 Rental payments

The Company leases office space in Athens, Greece, from a son of George Economou. As of June 30, 2011, the future obligations amount to  $28 for the twelve months ending June 30, 2012,  $28 for twelve months ending June 30, 2013,  $28 for twelve months ending June 30, 2014,  $28 for twelve months ending June 30, 2015, and  $21 for twelve months ending June 30, 2016. The contract expires in 2016.

The Company's majority-owned subsidiary, Ocean Rig UDW, entered into a five year office lease agreement with Vestre Svanholmen 6 AS which commenced on July 1, 2007. This lease includes an option for an additional five years term which must be exercised at least six months prior to the end of the term of the contract which expires in June 2012. Ocean Rig UDW also entered a three year office lease with a third party in Nicosia, Cyprus which commenced on September 1, 2010. As of June 30, 2011, the future obligations amount to  $468 for the twelve months ending June 30, 2012,  $368 for twelve months ending June 30, 2013,  $33 for twelve months ending June 30, 2014,  $33 for twelve months ending June 30, 2015, and  $24 for twelve months ending June 30, 2016. The contract expires in 2016.

Interest and Finance Costs	6 Months Ended
Jun. 30, 2011
Interest And Finance Costs [Abstract]
Interest And Finance Costs Disclosure
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

13. Interest and finance Costs:
The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six-month period June 30,
	2010	2011
Interest on long-term debt	$56,107	$62,593
Amortization and write-off of financing fees	4,208	18,326
Amortization of convertible notes discount	10,831	16,260
Amortization of share lending agreement- note issuance costs	930	1,476
Other	4,381	5,158
Capitalized interest	(36,310)	(39,354)
Total	$40,147	$64,459

Segment Information	6 Months Ended
Jun. 30, 2011
Segment Information
Segment Information

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

14. Segment information:

The Company has three reportable segments of which it derives its revenues from: Drybulk Carrier, Tanker and Drilling Rig segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Drilling Rig business segment consists of trading of the drilling rigs through ownership and trading of such drilling rigs. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		TOTAL
	As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,
	2010 (as restated)	2011	2010 (as restated)	2011	2010 (as restated)	2011	2010 (as restated)	2011

Revenues from external customers (comparable period restated)	$229,169	$190,128	$0	$5,348	$189,228	$235,955	$418,397	$431,431
Income tax expense	0	0	0	0	(11,938)	(9,778)	(11,938)	(9,778)
Net income/(loss) (comparable period restated)	$(6,228)	$(96,665)	$0	$(563)	$38,968	$11,415	$32,740	$(85,813)

	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11
Total assets	$2,470,323	$2,177,633	$124,266	$319,435	$4,389,905	$5,370,408	$6,984,494	$7,867,476

Earnings per share	6 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share Disclosure
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

15. Earnings per share:
The Company calculates basic and diluted earnings per share as follows:

	Six-months period ended ended June 30,
	2010(As restated)			2011
		Weighted-			Weighted-
		average			average
		number of			number of
		outstanding			outstanding
	Income	shares	Amount	Income	shares	Amount
	(numerator)	(denominator)	per share	(numerator)	(denominator)	per share
Net income/(loss) attributable to DryShips Inc.	$32,740	0	$0	$(88,324)	0	$0
Less: Series A Convertible Preferred stock dividends	(6,444)	0	0	(3,930)	0	0
Less: Non-vested common stock dividends declared and undistributed earnings	(318)	0	0	0	0	0
Basic and Diluted EPS
Income/(loss) available to common stockholders	$25,978	255,012,737	$0.10	$(92,254)	344,259,487	$(0.27)

On July 15, 2009, the Company issued 52,238,806 shares of its Series A Convertible Preferred Stock under its agreement to acquire the remaining 25% of the total issued and outstanding capital stock of Ocean Rig UDW (Note 10). The aggregate face value of these shares was  $280,000. The Series A Convertible Preferred Stock accrues cumulative dividends on a quarterly basis at an annual rate of 6.75% of the aggregate face value. Such accrued dividends are payable in additional shares of preferred stock immediately prior to any conversion. On February 14, 2011 and following the delivery of Ocean Rig Corcovado, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the unpaid cumulative accrued stock dividend as of December 31, 2010 associated with the Series A Convertible Preferred Stock was paid through the issuance of 5,158,762 shares of Series A Convertible Preferred Stock. On April 12, 2011 and following the delivery of Ocean Rig Olympia, 25% of the shares of Series A Convertible Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the unpaid cumulative accrued stock dividend for the period from January 1, to March 31, 2011, associated with the Series A Convertible Preferred Stock was paid through the issuance of 644,844 shares of Series A Convertible Preferred Stock. As of June 30, 2011, the aggregate fair value of the unpaid stock dividends associated with the Series A Convertible Preferred Stock amounted to  $3,930.

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share. For the six months period ended June 30, 2011, the Company had a net loss from continuing operations and therefore the effect of the non-vested common stock outstanding under the Company's 2008 Equity Incentive Plan was anti-dilutive and is not included in shares outstanding for purposes of computing diluted earnings per share.

For the six-month period ended June 30, 2010 and 2011, Series A Convertible Preferred Stock and non-vested, participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.

The warrants were not included in the computation of diluted earnings per share because the effect is anti-dilutive for the six month periods ended June 30, 2010 and 2011 since they are out-of-the-money.

In relation to the Convertible Senior Notes due in fiscal year 2014 (Note 8), upon conversion, the Company may settle its conversion obligations, at its election, in cash, shares of Class A common stock or a combination of cash and shares of Class A common stock. The Company has elected on conversion, any amount due up to the principal portion of the notes to be paid in cash, with the remainder, if any, settled in shares of Class A common shares. Based on this presumption, and in accordance with ASC 260 "Earnings Per Share", any dilutive effect of the Convertible Senior Notes under the if-converted method is not included in the diluted earnings per share presented above. As of June 30, 2011, none of the shares were dilutive since the average share price for the period the Notes were issued until June 30, 2011 did not exceed the conversion price. The 26,100,000 loaned shares of common stock issued during 2009 and the 10,000,000 issued during 2010 are excluded in computing earnings per share as no default has occurred as set out in the share lending agreement.

Comprehensive income/(loss)	6 Months Ended
Jun. 30, 2011
Comprehensive Income (Loss) [Abstract]
Comprehensive Income/(Loss) Disclosure

The difference between the amounts of Total comprehensive income/(loss) as presented above and Net income/(loss) for both periods presented in the accompanying unaudited interim condensed consolidated financial statements, is mainly associated with the changes in fair value of interest rate swaps which were previously designated as hedging instruments (Note 9).

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

16. Comprehensive income/(loss):

The amounts for total comprehensive income/(loss) are analyzed as follows:

	Comprehensive income/(loss) attributable to the parent	Comprehensive income/(loss) attributable to the non controlling interest	Total comprehensive income/(loss)
Six-month period June 30, 2010 (as restated)	$17,703	0	$17,703
Six-month period ended June 30, 2011	$(83,073)	4,010	$(79,063)

Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

17. Subsequent Events:

17.1 On June 2, July 1, July 15 and August 24, 2011, the Company concluded the Memorandum of Agreements for the sale of the vessels La Jolla, Conquistador, Brisbane, Samsara and Toro for a sale price of  $90,100 in the aggregate. The Company, except from the vessel La Jolla, has not classified the above vessels as "held for sale" in the accompanying June 30, 2011 consolidated balance sheet, as all criteria required for their classification as "Vessels held for sale" were not met. An impairment loss of  $112,104 in the aggregate was recognized as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell. The vessels La Jolla, Conquistador and Samsara were delivered to their new owners on July 20, July 25 and August 24, respectively, while the two remaining vessels are expected to be delivered to their new owners during the third and fourth quarter of 2011.

17.2 On July 20, 2011, the Company entered into contracts with Petrobras Brazil for the Ocean Rig Corcovado and the Ocean Rig Mykonos for drilling operations offshore Brazil. The term of each contract is 1,095 days, with a total combined value of  $1.1 billion. The contract for the Ocean Rig Mykonos is scheduled to commence directly after delivery of the drillship in September 2011 and the contract for the Ocean Rig Corcovado is scheduled to commence upon the expiration of the drillship's current contract with Cairn.

17.3 On July 26, 2011, the Company entered into a definitive agreement to acquire 100% of the shares of OceanFreight Inc. (“OceanFreight”), a company listed on NASDAQ with the ticker OCNF and a fleet comprised of four Capesize bulk carriers, two Panamax bulk carriers, and five Very Large Ore Carriers scheduled for delivery in 2012 and 2013.OceanFreight shareholders will be paid  $11.25 per share in cash and they will also receive 0.52326 shares of Ocean Rig UDW Inc. for every share they own of OceanFreight. The Company will also assume  $143 million dollars in debt as a result of this transaction. On August 24, 2011, the Company acquired 3,000,856 shares of OceanFreight Inc. from entities controlled by Mr. Anthony Kandylidis. These shares represent a majority of the outstanding shares of OceanFreight.

17.4 On July 28, 2011 the Company took delivery of its newbuilding drillship, the “Ocean Rig Poseidon”, the third of four sixth generation, ultradeepwater sister drillships being constructed by Samsung. In connection with the delivery of the Ocean Rig Poseidon, the final yard installment of  $309.3 million was paid, which was financed with additional drawdowns in July 2011 under the Company's credit facility.

17.5 Pursuant to the terms of the Securities Purchase Agreement, dated July 9, 2009, by and among the Company and Entrepreneurial Spirit Holdings Inc. and the sellers listed therein, and the Certificate of Designations of Rights, Preferences and Privileges of Series A Convertible Preferred Stock of the Company, all of the conditions for the mandatory conversion of 25% of the Company's Series A Convertible Preferred Stock were met on July 31, 2011, the contractual delivery date of the Ocean Rig Poseidon.

17.6 On August 4, 2011, the Company's Board of Directors announced that it approved the partial spin-off of its interest in Ocean Rig UDW.The Company will distribute approximately 2,967,359 shares of common stock of Ocean Rig UDW to existing shareholders. The number of shares of common stock of Ocean Rig UDW to be distributed for each share of common stock of the Company will be determined by dividing 2,967,359 by the aggregate number of issued and outstanding shares of common stock of the Company on September 21, 2011, the record date for the distribution.Ocean Rig UDW has applied to list its common stock on the NASDAQ Global Select Market.

17.7On August 10, 2011, the Company amended the terms its  $495.0 million credit facility for the construction of the Ocean Rig Mykonos to allow for full draw downs to finance the remaining installment payments for the Ocean Rig Mykonos based on the Petrobras Brazil contract and on August 10, 2011, the cash collateral deposited for the drillship was released. The amendment also requires that the Ocean Rig Mykonos be re-employed under a contract acceptable to the lenders meeting certain minimum terms and dayrates at least six months, in lieu of 12 months, prior to the expiration of the Petrobras Brazil contract.All other material terms of the credit facility were unchanged.

17.8 On August 26, 2011, the Company commenced an offer to exchange up to 28,571,428 new common shares of Ocean Rig UDW that have been registered under the Securities Act of 1933, as amended, for an equivalent number of common shares of Ocean Rig UDW, previously sold in a private offering made in December 2010 to both non-U.S. persons in Norway in reliance on Regulation S under the Securities Act and to qualified institutional buyers in the United States in reliance on Rule 144A under the Securities Act , pursuant to a registration statement on Form F-4 (File No. 333-175940) of Ocean Rig UDW filed with the Commission on August 1, 2011, as amended by Amendment No. 1 to Form F-4 and Post-Effective Amendment No. 1 to Form F-4 filed with the Commission on August 17, 2011 and August 30, 2011, respectively.

Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2011
Significant Accounting Policies (Abstract)
Drybulk and Tanker Vessels' Depreciation

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

Drybulk and Tanker Vessels' Depreciation

The Company records the value of its vessels at their cost (which includes acquisition costs directly attributable to the vessel and expenditures made to prepare the vessel for its initial voyage) less accumulated depreciation. Depreciation begins when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate). Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. The Company estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard and until December 31, 2010, estimated the residual value of its vessels to be  $120 per lightweight ton. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations become effective.

Until December 31, 2010, the Company depreciated its vessels on a straight-line basis over their estimated useful lives, after considering their estimated residual values, based on the assumed value of the scrap steel available for recycling after demolition, calculated at  $120 per lightweight ton. From January 1, 2011, the assumed value of scrap steel for the purpose of estimating the residual values of vessels is calculated at  $250 per lightweight ton. The Company has taken this decision as steel prices and related scrap values have increased substantially over the past ten years and are currently at historically high levels. The impact of the increase in the scrap price used in the estimation of residual values will be a decrease in depreciation expense going forward. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 "Accounting Changes and Error Corrections," is the decrease of net loss for the six-month period ended June 30, 2011 by  $2,030 or  $0.006 per weighted average number of shares, basic and diluted.

Recent accounting pronouncements	(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated) Recent accounting pronouncements: In May 2011, the FASB issued ASU No. 2011-04, “ Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company means January 1, 2012. The Company does not expect that adoption of this standard will have a material impact on its financial position or results of operations. In June 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-05, “ Comprehensive Income (Topic 220) ” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This ASU is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011, which for the Company means January 1, 2012. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Company’s financial position or results of operations.

Restatement of Financial Statements (Tables)	6 Months Ended
Jun. 30, 2011
Restatement of Financial Statements
Restatement of interest and finance costs
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

Consolidated Statement of Operations
	For the Six Month Period Ended
	June 30, 2010
	(as previously reported)	(as restated)
Interest and finance costs	$(57,715)	$(40,147)
Total other expenses, net	(153,417)	(135,849)
Income before income taxes	27,110	44,678
Net income attributable to Dryships Inc.	15,172	32,740
Net income attributable to common stockholders	8,622	25,978
Earnings per common share, basic and diluted	$0.03	$0.10

Consolidated Cash Flow
	For the Six Month Period Ended
	June 30, 2010
	(as previously reported)	(as restated)
Net Cash provided by Operating Activities	$175,644	$198,543
Advances for vessel acquisitions/rigs under construction	(485,447)	(508,346)
Net Cash used in Investing Activities	$(566,282)	$(589,181)

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2011
Transactions with Related Parties
Transactions with Related Parties

	December 31,	June 30,
	2010	2011

Balance Sheet
Due to related party – Cardiff	$0	$(903)
Due from related party – TMS Bulkers	0	24,267
Due from related party – TMS Tankers	0	4,483
Due from related party – Cardiff Marine	20,939	0
Due from related party – Sigma and Blue Fin pool	0	220
Vessels and rigs, net – Cardiff /TMS Tankers, for the year/period	430	8,138
Advances for vessels/rigs under construction - Cardiff/TMS Bulkers/TMS Tankers, for the year/period	5,321	6,929
Additional paid in capital - Vivid	(1,700)	(4,240)
Additional paid in capital – Cardiff	0	(5,694)
Current Assets- Sigma and Blue Fin pool	0	2,634
Non-current assets- Sigma and Blue Fin pool	$0	$400

	Six-month period ended June 30,
	2010	2011
Statement of Operations
Voyage Revenues – Sigma and Blue Fin pool	$0	$5,348
Voyage expenses - Cardiff.	(2,811)	0
Voyage expenses - TMS Tankers	0	(67)
Voyage expenses - TMS Bulkers	0	(2,359)
Gain on sale of assets - commisions - Cardiff	435	0
- Management fees - Cardiff	(8,492)	0
- Management fees - TMS Tankers	0	(787)
- Management fees - TMS Bulkers	0	(13,672)
- Consultancy fees – Fabiana	(1,797)	(1,919)
- Consultancy fees – Vivid	0	(205)
- SOX fees – Cardiff	(1,490)	0
- Rent	(6)	(10)
- Amortization of CEO stock based compensation	$(17,597)	$(15,635)

Vessels and Rigs Under Construction and Acquisition(Tables)	6 Months Ended
Jun. 30, 2011
Vessels And Rigs Under Construction And Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition
	December 31,	June 30,
	2010	2011
Balance at beginning of year/period	$1,182,600	$2,072,699
Advances for vessels/drillships under construction and related costs	894,416	1,783,129
Vessels/drillships delivered	(4,317)	(1,966,598)
Balance at end of year/period	$2,072,699	$1,889,230

Vessels and Drilling Rigs (Tables)	6 Months Ended
Jun. 30, 2011
Vessels And Drilling Rigs [Abstract]
Drybulk and Tanker vessels

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	$2,328,845	$(410,879)	$1,917,966
Additions/transfers from vessels under construction	192,672	0	192,672
Disposals	(26,500)	223	(26,277)
Vessel total constructive loss	(35,261)	2,125	(33,136)
Vessel transfer to held for sale	(21,104)	904	(20,200)
Impairment loss	(193,067)	80,963	(112,104)
Depreciation	0	(55,829)	(55,829)
Balance, June 30, 2011	$2,245,585	$(382,493)	$1,863,092

Drilling Rigs

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$1,441,630	$(192,297)	$1,249,333
Additions/transfers from rigs under construction	1,784,185	0	1,784,185
Disposals	(169)	70	(99)
Depreciation	0	(64,345)	(64,345)
Balance June 30, 2011	$3,225,646	$(256,572)	$2,969,074

Other non current assets (Tables)	6 Months Ended
Jun. 30, 2011
Other Non Current Assets Disclosure
Other Non Current Assets
	December 31,	June 30,
	2010	2011
Security deposits for derivatives	$78,600	$59,300
Delivery payment for drillship	294,569	0
Option for construction of drillships	99,024	24,756
Other	0	11,878
Balance at end of year/period	$472,193	$95,934

Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2011
Long-term Debt Disclosure
Long-term Debt
	December 31, 2010	June 30, 2011
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	0	500,000
Loan Facilities – Drybulk Segment	950,290	858,002
Loan Facilities – Tanker Segment	0	101,146
Loan Facilities – Drilling Rig Segment	1,285,358	1,645,703
Less: Deferred financing costs and unamortized discount	(215,956)	(216,779)
Total debt	2,719,692	3,588,072
Less: Current portion	(731,232)	(429,957)
Long-term portion	$1,988,460	$3,158,115

Long-term Debt Principal Payments
June 30, 2012	$431,712
June 30, 2013	352,068
June 30, 2014	645,719
June 30, 2015	943,476
June 30, 2016 and thereafter	1,431,876

Total principal payments	3,804,851
Less: Financing fees	(216,779)

Total debt	$3,588,072

Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2011
Financial Instruments and Fair Value Measurements [Abstract]
Assets and Liabilities
	December 31, 2010				June 30, 2011

			Foreign				Foreign
		Forward	Currency			Forward	Currency
	Interest	Freight	Forward		Interest	Freight	Forward
	Rate Swaps	Agreements	Contracts	Total	Rate Swaps	Agreements	Contracts	Total
Current assets	$0	0	1,538	$1,538	$0	185	1,091	$1,276
Current liabilities	(71,640)	(1,063)	0	(72,703)	(63,837)	0	0	(63,837)
Non current liabilities	(159,376)	0	0	(159,376)	(144,092)	0	0	(144,092)

	$(231,016)	(1,063)	1,538	$(230,541)	$(207,929)	185	1,091	$(206,653)

Fair Values of Derivative Instruments in the Consolidated Balance Sheets - Derivatives designated as hedging instruments
		Asset Derivatives			Liability Derivatives

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2010	2011		2010	2011
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments	$0	0	Financial instruments non current liabilities	36,523	$0
Total derivatives designated as hedging instruments		0	0		36,523	0

Fair Values of Derivative Instruments in the Consolidated Balance Sheets - Derivatives not designated as hedging instruments
		Asset Derivatives			Liability Derivatives

	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2010	2011		2010	2011
Derivatives not designated as hedging instruments		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments-current assets	0	0	Financial instruments-current liabilities	71,640	63,837
Interest rate swaps	Financial instruments-non current assets	0	0	Financial instruments-non current liabilities	122,853	144,092
Forward freight agreements	Financial instruments-current assets	0	185	Financial instruments current liabilities	1,063	0
Foreign currency forward contracts	Financial instruments-current assets	1,538	1,091	Financial instruments current liabilities	0	0
Total derivatives not designated as hedging instruments		1,538	1,276	Total derivatives not designated as hedging instruments	195,556	207,929
Total derivatives		$1,538	1,276	Total derivatives	232,079	$207,929

Effect of Derivative Instruments on the Consolidated Statements of Operations
	Amount of Gain/(Loss) Recognized in Other Comprehensive Income on Derivative
	(Effective Portion)
Derivatives designated for cash flow hedging relationships	Six-month period	Six-month period
	June 30, 2010	June 30, 2011
Interest rate swaps - Unrealized gains/(losses)	$(9,707)	$0
Interest rate swaps - Realized gains/(losses) associated with capitalized interest	(4,980)	0
Total	$(14,687)	$0

		Amount of Gain/(Loss)

Derivatives not designated as hedging instruments	Location of Gain or (Loss)	Six-month period	Six-month period
	Recognized	June 30, 2010	June 30, 2011
Interest rate swaps	Gain/(loss) on interest rate swaps	(98,427)	(39,775)
		$	$
Forward freight agreements	Other, net	(3,962)	1,123
Foreign currency forward contracts	Other, net	(3,318)	(446)
Total		$(105,707)	$(39,098)

Assets and liabilities measured at fair value on a recurring and non-recurring basis

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	June 30,		Inputs	Inputs
	2011		(Level 2)	(Level 3)
Recurring measurements:
Interest rate swaps-liability position	$(207,929)	0	(207,929)	0
Forward freight agreements – asset position	185	185	0	0
Foreign currency forward contracts – asset position	1,091	1,091	0	0
Total	$(206,653)	1,276	(207,929)	$0

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	June 30,		Inputs	Inputs
	2011		(Level 2)	(Level 3)	Gain/(Loss)
Non Recurring measurements:
Long-lived assets held and used	$69,900	0	69,900	0	(106,187)
Assets held for sale	20,200	0	20,200	0	(5,917)
Total	$90,100	0	90,100	$0	$(112,104)

Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2011
Equity Incentive Plan Disclosure
Equity incentive plan
		Weighted average grant
	Number of	date fair value per
	non vested shares	non vested shares
Balance as at January 1, 2011	2,531,198	$6.04
Granted	9,015,000	5.50
Vested	(1,029,148)	5.47
Balance June 30, 2011	10,517,050	$5.63

Commitments and Contigencies (Tables)	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure
Purchase Obligations

Obligations:	Total	1st year	2nd year	3rd year	4th year

Vessels shipbuilding contracts	$611,965	$353,920	$152,645	$105,400	$0
Drillship Shipbuilding contracts plus owners furnished equipment	1,711,623	614,725	1,096,898		0
Total obligations	$$2,323,588	$968,645	$1,249,543	$105,400	$0

Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2011
Interest And Finance Costs [Abstract]
Interest And Finance Costs
	Six-month period June 30,
	2010	2011
Interest on long-term debt	$56,107	$62,593
Amortization and write-off of financing fees	4,208	18,326
Amortization of convertible notes discount	10,831	16,260
Amortization of share lending agreement- note issuance costs	930	1,476
Other	4,381	5,158
Capitalized interest	(36,310)	(39,354)
Total	$40,147	$64,459

Segment Information (Tables)	6 Months Ended
Jun. 30, 2011
Segment Information
Reporting Information by Segment

	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		TOTAL
	As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,
	2010 (as restated)	2011	2010 (as restated)	2011	2010 (as restated)	2011	2010 (as restated)	2011

Revenues from external customers (comparable period restated)	$229,169	$190,128	$0	$5,348	$189,228	$235,955	$418,397	$431,431
Income tax expense	0	0	0	0	(11,938)	(9,778)	(11,938)	(9,778)
Net income/(loss) (comparable period restated)	$(6,228)	$(96,665)	$0	$(563)	$38,968	$11,415	$32,740	$(85,813)

	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11
Total assets	$2,470,323	$2,177,633	$124,266	$319,435	$4,389,905	$5,370,408	$6,984,494	$7,867,476

Earnings per share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share
	Six-months period ended ended June 30,
	2010(As restated)			2011
		Weighted-			Weighted-
		average			average
		number of			number of
		outstanding			outstanding
	Income	shares	Amount	Income	shares	Amount
	(numerator)	(denominator)	per share	(numerator)	(denominator)	per share
Net income/(loss) attributable to DryShips Inc.	$32,740	0	$0	$(88,324)	0	$0
Less: Series A Convertible Preferred stock dividends	(6,444)	0	0	(3,930)	0	0
Less: Non-vested common stock dividends declared and undistributed earnings	(318)	0	0	0	0	0
Basic and Diluted EPS
Income/(loss) available to common stockholders	$25,978	255,012,737	$0.10	$(92,254)	344,259,487	$(0.27)

Comprehensive income/(loss) (Tables)	6 Months Ended
Jun. 30, 2011
Comprehensive Income (Loss) [Abstract]
Comprehensive Income/(Loss)
	Comprehensive income/(loss) attributable to the parent	Comprehensive income/(loss) attributable to the non controlling interest	Total comprehensive income/(loss)
Six-month period June 30, 2010 (as restated)	$17,703	0	$17,703
Six-month period ended June 30, 2011	$(83,073)	4,010	$(79,063)

Significant Accounting Policies (Details) (Narratives) (USD $) In Thousands, except Per Share data	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fixed Assets, Net
Useful life of vessels	25 years
Estimated residual value of vessels per lightweight ton	$ 250	$ 120
Decrease of net loss due to effect of the change in accounting estimate.	$ 2,030
Decrease of net loss per weighted average number of shares basic and diluted	$ 0.006

Restatement of Financial Statements - Consolidated Statement of Operations (Details) (USD $) In Thousands, except Per Share data	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest and finance costs(Note 13)	$ (64,459)	$ (40,147)	[1]
Total expenses, net	(86,398)	(135,849)	[1]
Income before income taxes	(76,035)	44,678	[1]
Net income attributable to DryShips Inc.	(88,324)	32,740	[1]
Net income loss available to common stockholders	(92,254)	25,978	[1]
Earnings per common share, basic and diluted	$ (0.27)	$ 0.1	[1]
As Previously Reported
Interest and finance costs(Note 13)		(57,715)
Total expenses, net		(153,417)
Income before income taxes		27,110
Net income attributable to DryShips Inc.		15,172
Net income loss available to common stockholders		8,622
Earnings per common share, basic and diluted		$ 0.03
As Restated
Interest and finance costs(Note 13)		(40,147)
Total expenses, net		(135,849)
Income before income taxes		44,678
Net income attributable to DryShips Inc.		32,740
Net income loss available to common stockholders		$ 25,978
Earnings per common share, basic and diluted		$ 0.1

[1]	As restated, see also Note 3

Restatement of Financial Statements - Consolidated Statement of Cash Flow (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net Cash Provided by Operating Activities	$ 137,492	$ 198,543	[1]
Advances for vessel acquisitions / rigs under construction	(1,384,632)	(508,346)	[1]
Net Cash Used in Investing Activities	(993,599)	(589,181)	[1]
As Previously Reported
Net Cash Provided by Operating Activities		175,644
Advances for vessel acquisitions / rigs under construction		(485,447)
Net Cash Used in Investing Activities		(566,282)
As Restated
Net Cash Provided by Operating Activities		198,543
Advances for vessel acquisitions / rigs under construction		(508,346)
Net Cash Used in Investing Activities		$ (589,181)

[1]	As restated, see also Note 3

Transactions with Related Parties - Balance Sheet (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Due to Related Party	$ (903)	$ 0
Due from Related Party	28,970	20,939
Advances for vessels/rigs under construction for the period	1,889,230	2,072,699	1,182,600
Additional paid in capital	(3,081,993)	(3,062,444)
Current Assets	711,685	1,065,110
Non-current Assets	434,395	679,386
Cardiff [Member]
Due to Related Party	(903)	0
Additional paid in capital	(5,694)	0
TMS Bulkers [Member]
Due from Related Party	24,267	0
TMS Tankers [Member]
Due from Related Party	4,483	0
Cardiff Marine [Member]
Due from Related Party	0	20,939
Sigma and Blue Fin pool [Member]
Due from Related Party	220	0
Current Assets	2,634	0
Non-current Assets	400	0
Cardiff/TMS Tankers [Member]
Vessels and rigs, net	8,138	430
Cardiff/TMS Bulkers/TMS Tankers [Member]
Advances for vessels/rigs under construction for the period	6,929	5,321
Vivid [Member]
Additional paid in capital	$ (4,240)	$ (1,700)

Transactions with Related Parties - Statement of Operations (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Transactions with Related Parties
Voyage revenues	$ 431,431	$ 418,397
Voyage expenses	(12,062)	(13,537)
General and Administrative Expense [Abstract]
Rent	(10)	(6)
Amortization of CEO stock based compensation	(15,635)	(17,597)
Sigma and Blue Fin pool [Member]
Transactions with Related Parties
Voyage revenues	5,348	0
Cardiff [Member]
Transactions with Related Parties
Voyage expenses	0	(2,811)
Gain on sale of assets commisions	0	435
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	0	(8,492)
Professional Fees	0	(1,490)
TMS Tankers [Member]
Transactions with Related Parties
Voyage expenses	(67)	0
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(787)	0
TMS Bulkers [Member]
Transactions with Related Parties
Voyage expenses	(2,359)	0
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(13,672)	0
Fabiana [Member]
General and Administrative Expense [Abstract]
Officers' Compensation	(1,919)	(1,797)
Vivid [Member]
General and Administrative Expense [Abstract]
Professional/Financial Fees	$ (205)	$ 0

Transactions with Related Parties - TMS Bulkers Ltd, TMS Tankers Ltd (Details) (Narratives)	0 Months Ended					0 Months Ended
	Jan. 01, 2011 TMS Bulkers [Member] USD ( $)	Jan. 01, 2011 TMS Bulkers [Member] EUR ( €)	Sep. 01, 2010 TMS Bulkers [Member] USD ( $)	Sep. 01, 2010 TMS Bulkers [Member] EUR ( €)	Jan. 01, 2011 TMS Bulkers [Member]	Jan. 01, 2011 TMS Tankers [Member] USD ( $)	Jan. 01, 2011 TMS Tankers [Member] EUR ( €)	Jan. 01, 2011 TMS Tankers [Member]
Management fixed fee per vessel per day	$ 2,174	€ 1,500	$ 2,174	€ 1,500		$ 2,464	€ 1,700
Annual management fee adjustment maximum					5.00%			5.00%
Annual management fee adjustment minimum					3.00%			3.00%
Construction supervisory fee						10.00%	10.00%
Commissions on charter hire agreements	1.25%	1.25%				1.25%	1.25%
Commission on purchase or sale price of vessels and rigs	1.00%	1.00%				1.00%	1.00%

Transactions with Related Parties (Details) (Narratives2) (Cardiff [Member], USD $)	0 Months Ended
Dec. 21, 2010
Cardiff [Member]
Transactions with Related Parties
Management fee per month per drillship	$ 40
Chartering commission	1.25%
Commission on shipyard payment or purchase price	1.00%
Commission on loan financing or refinancing	1.00%
Commission on insurance premiums	2.00%

Transactions with Related Parties (Details) (Narrative3) (Global Services Agreement with Cardiff [Member], USD $)	0 Months Ended
	Dec. 01, 2010	Jun. 30, 2011
Global Services Agreement with Cardiff [Member]
Transactions with Related Parties
Commissions in connection with employment arrangements	1.00%
Commission on purchase or sale price of vessels and rigs	0.75%
Fees in relation to Global Services Agreement regarding employee arrangement		$ 800

Transactions with Related Parties (Details) (Narrative4) In Thousands, except Share data	6 Months Ended		6 Months Ended		0 Months Ended				6 Months Ended			0 Months Ended
	Jun. 30, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Jun. 30, 2011 Fabiana [Member] USD ( $)	Jun. 30, 2010 Fabiana [Member] USD ( $)	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jun. 30, 2011 Compensation Committee approval on 25 January 2010 [Member] USD ( $)	Jun. 30, 2011 Compensation Committee approval on 25 January 2010 [Member] EUR ( €)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member] USD ( $)	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]
Transactions with Related Parties
Shares Granted	9,015,000							4,500,000												9,000,000
Common stock par value	$ 0.01	$ 0.01									0.01
Vesting period								3												8
Vested number of shares on grant date											1,000,000										1,000,000
Vested in period					1,500,000	1,000,000	1,000,000					1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Annual Remuneration			$ 1,919	$ 1,797					$ 3,900	€ 2,700										$ 4,000

Transactions with Related Parties (Details) (Narrative5) (Vivid [Member])	0 Months Ended
Sep. 01, 2010
Vivid [Member]
Transactions with Related Parties
Commission in connection to financing related services	0.20%
Consultancy agreement terms in year	5
Days Required For Cancellation Written Notice For Agreement	30

Transactions with Related Parties (Details) (Narrative6) (Company's Chairman, President and Chief Executive Officer [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
	Dec. 21, 2010	Dec. 21, 2010
Company's Chairman, President and Chief Executive Officer [Member]
Transactions with Related Parties
Common Shares	2,869,428
Percentage of common stock	2.38%
Offering Price		$ 17.5
Name of subsidiary	Ocean Rig UDW

Transactions with Related Parties (Narrative7) (Details) (Member of Ocean Rig UDW's Board of Directors [Member], EUR €)	0 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Member of Ocean Rig UDW's Board of Directors [Member]
Transactions with Related Parties
Legal Fees	€ 47,390	€ 33,149

Vessels and Rigs under Construction and Acquisitions (Details) (USD $) In Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Vessels And Rigs Under Construction And Acquisitions [Abstract]
Balance at beginning of year/period	$ 2,072,699	$ 1,182,600
Advances for vessels/drillships under construction and related costs	1,783,129	894,416
Vessels/drillships delivered	(1,966,598)	(4,317)
Balance at end of year/period	$ 1,889,230	$ 2,072,699

Vessels and Rigs under Construction and Acquisition (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended			0 Months Ended			6 Months Ended	0 Months Ended			6 Months Ended			0 Months Ended	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jan. 03, 2011 Ocean Rig Corcovado (Member)	Jan. 03, 2011 Ocean Rig Corcovado (Member)	Mar. 30, 2011 Ocean Rig Olympia (Member)	Apr. 12, 2011 Vessels H1241 and H1242 (Member) numberofvessels	Apr. 12, 2011 Vessels H1241 and H1242 (Member) numberofvessels	Jun. 23, 2011 Drillships NB1, NB2 and NB3 (Member) numberofoptions	Apr. 27, 2011 Drillships NB1, NB2 and NB3 (Member) numberofoptions	Apr. 18, 2011 Drillships NB1, NB2 and NB3 (Member) numberofoptions	Jun. 30, 2011 Drillships NB1, NB2 and NB3 (Member)	Apr. 18, 2011 Drillship N B 1 (Member)	Apr. 27, 2011 Drillship N B 2 (Member)	Jun. 23, 2011 Drillship N B 3 (Member)	Jun. 30, 2011 Ocean Rig Poseidon and Ocean Rig Mykonos (Member)	Jun. 30, 2011 Vessels H1637 and H1638 (Member)	Jun. 30, 2011 Eight Newbuilding Tankers (Member)	Nov. 22, 2010 Option contract with Samsung (Member)	Jun. 30, 2011 Option contract with Samsung (Member) numberofoptions	May 16, 2011 Option contract with Samsung (Member)
Advances for vessels/drillships under construction and related costs	$ 1,783,129	$ 894,416	$ 289,000		$ 288,400	$ 27,082					$ 622,394				$ 156,061	$ 6,610	$ 175,000
Winterization Costs For Vessels				5,569
No of Vessels Ordered						2
Size of Vessels							176,000
Price per Vessel/Drillship						$ 54,164						$ 608,000	$ 608,000	$ 608,000				$ 608,000
Delivery Date						Q3 and Q4 2012						July-13	September-13	November-13
Number Of Options Exercised								1	1	1									3
Period For Exercise Of Options																				Jan 31, 2012

Vessels and Drilling Rigs (Vessels) (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Balance, December 31, 2010	$ 1,917,966
Vessel impairment loss	(112,104)	0
Balance, June 30, 2011	1,863,092
Cost Of Vessel [Member]
Balance, December 31, 2010	2,328,845
Additions/Transfers From Vessels Under Construction	192,672
Vessel Disposal	(26,500)
Vessel Total Constructive Loss	(35,261)
Vessel transfer to held for sale	(21,104)
Vessel impairment loss	(193,067)
Depreciation	0
Balance, June 30, 2011	2,245,585
Accumulated Depreciation Of Vessel [Member]
Balance, December 31, 2010	(410,879)
Additions/Transfers From Vessels Under Construction	0
Vessel Disposal	223
Vessel Total Constructive Loss	2,125
Vessel transfer to held for sale	904
Vessel impairment loss	80,963
Depreciation	(55,829)
Balance, June 30, 2011	(382,493)
Net Book Value Of Vessel [Member]
Balance, December 31, 2010	1,917,966
Additions/Transfers From Vessels Under Construction	192,672
Vessel Disposal	(26,277)
Vessel Total Constructive Loss	(33,136)
Vessel transfer to held for sale	(20,200)
Vessel impairment loss	(112,104)
Depreciation	(55,829)
Balance, June 30, 2011	$ 1,863,092

Vessel and Drilling Rigs (Drilling Rigs) (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 Cost of Rigs (Member)	Jun. 30, 2011 Accumulated Depreciation of Rigs (Member)	Jun. 30, 2011 Net Book Value of Rigs (Member)
Balance December 31, 2010	$ 2,969,074	$ 1,249,333	$ 1,441,630	$ (192,297)	$ 1,249,333
Additions Transfers From Rigs Under Construction			1,784,185	0	1,784,185
Drilling Rigs Disposal			(169)	70	(99)
Depreciation			0	(64,345)	(64,345)
Balance June 30, 2011	$ 2,969,074	$ 1,249,333	$ 3,225,646	$ (256,572)	$ 2,969,074

Vessels and Drilling Rigs (Narrative) (Details) (USD $) In Thousands	6 Months Ended				0 Months Ended		3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010		Jun. 30, 2011 Newbuilding Tankers Saga,Vilamoura and Daytona (Member)	Apr. 04, 2011 Vessel Primera (Member)	Dec. 31, 2010 Vessel Primera (Member)	Sep. 30, 2010 Vessels Conquistador, Brisbane, Samsara and Toro (Member)	Jun. 30, 2011 Vessel La Jolla (Member)
(Gain)/Loss on sale of assets, net (Note 6)	$ 705	$ (10,254)			$ 618
Vessel impairment charge	112,104	0					106,187	5,917
Payments For Advances For Vessels And Rigs Under Construction And Acquisitions	1,384,632	508,346	[1]	192,672
Vessel Sale Price						$ 26,500		$ 20,200

[1]	As restated, see also Note 3

Other Non Current Assets (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
OTHER NON-CURRENT ASSETS:
Security deposits for derivatives	$ 59,300	$ 78,600
Delivery payment for drillships	0	294,569
Option for construction of drillships	24,756	99,024
Other	11,878	0
Balance at end of year/ period	$ 95,934	$ 472,193

Other Non Current Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended								0 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2011 Ocean Rig Poseidon (Member)	Dec. 31, 2010 Ocean Rig Poseidon (Member)	Dec. 28, 2010 Ocean Rig Corcovado (Member)	Jun. 30, 2011 Ocean Rig Mykonos (Member)	Dec. 31, 2010 Ocean Rig Mykonos (Member)	Nov. 22, 2010 Option contract with Samsung (Member)	Jun. 30, 2011 Option contract with Samsung (Member) numberofoptions	May 16, 2011 Option contract with Samsung (Member) numberofoptions	Dec. 31, 2010 Option contract with Samsung (Member)	Nov. 22, 2010 Option contract with Samsung (Member)
Margin Deposit Assets	$ 59,300		$ 78,600	$ 30,000	$ 39,500		$ 29,300	$ 39,100
Delivery payment for drillships	0		294,569			294,569
Number Of Options For Construction Of Drillships													up to 4
Price Per Vessel Drillship									608,000
Option for construction of drillships	24,756		99,024									99,024
Option For Future Construction Of Rigs	$ 30,019	$ 0								$ 30,019
Number Of Options Exercised										3
Number of options per addendum											2
Total number of options										6
Number of options not exercised										3

Long Term Debt (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Convertible Senior Notes	$ 700,000	$ 700,000
Ocean Rig Senior Notes	500,000	0
Loan Facilities - Drybulk Segment	858,002	950,290
Loan Facilities - Tanker Segment	101,146	0
Loan Facilities - Drilling Rig Segment	1,645,703	1,285,358
Less: Deferred financing costs and unamortized discount	(216,779)	(215,956)
Long-term Debt	3,588,072	2,719,692
Current portion	(429,957)	(731,232)
Long-term portion	$ 3,158,115	$ 1,988,460

Long Term Debt - Principal Payments (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Long-term Debt, by Maturity [Abstract]
June 30, 2012	$ 431,712
June 30, 2013	352,068
June 30, 2014	645,719
June 30, 2015	943,476
June 30, 2016 and thereafter	1,431,876
Total principal payments	3,804,851
Less: Financing fees	(216,779)	(215,956)
Loan Facilities	$ 3,588,072	$ 2,719,692

Long Term Debt (Narrative) (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Apr. 30, 2010	Nov. 30, 2009
Principal payments and repayments of long-term debt	$ 509,169	$ 149,152
Amortization of share lending agreement notes issuance costs	1,476	930
Unamortized discount	216,779		215,956
Amortization of convertible notes discount	16,260	10,831
Interest on long-term debt	62,593	56,107
Carrying amount of liability	3,588,072		2,719,692
Issuance of Convertible Unsecured Senior Notes in April 2010 (Member)
Senior notes interest rate				5.00%
Principal amount of senior unsecured notes				240,000
Senior notes interest rate	14.00%
Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)
Senior notes interest rate					5.00%
Principal amount of senior unsecured notes					460,000
Senior notes interest rate	12.00%
Own Share Lending Agreement (Member)
Number of common shares loaned				36.1
Nominal lending fee per share				$ 0.01	$ 0.01
Outstanding loaned shares, fair value	151,259		198,189
Share lending agreement, fair value				14,476
Debt Instrument Interest Rate Without Share Lending Agreement				5.50%
Amortization of share lending agreement notes issuance costs	1,476	930
Unamortized discount	10,189	11,259
Senior notes conversion price	$ 7.19
Expenses Related To Convertible Unsecured Senior Notes (Member)
Senior notes interest rate	5.00%
Unamortized discount	145,771
Amortization of convertible notes discount	16,260	10,831
Interest on long-term debt	17,500	13,365
Carrying amount of liability	554,229
Senior notes interest and amortization expense	$ 33,760	$ 24,496

Long Term Debt (Narrative2) (Details) (USD $)	0 Months Ended	6 Months Ended					6 Months Ended
	Apr. 27, 2011 Ocean Rig Notes (Member)	Jun. 30, 2011 Ocean Rig Notes (Member)	Apr. 27, 2011 Ocean Rig Notes (Member)	Apr. 27, 2011 From 27/04/2014 to April 26 2015 (Member)	Apr. 27, 2011 From April 27 2015 (Member)	Apr. 27, 2011 Noteholders Option (Member)	Jun. 30, 2011 Repurchase of Notes (Member)	Apr. 26, 2011 Repurchase of Notes (Member)
Principal amount of senior unsecured notes			$ 500,000,000				$ 51,000,000
Senior notes interest rate			9.50%
Proceeds from issuance of senior notes	487,500,000
Interest expense		8,312,000
Redemption Price Of Senior Note As Percenage Of Principal Amount				104.50%	102.50%	100.00%
Gain on the sale of senior notes							1,257,000
Principal amount of senior notes repurchased								$ 75,000,000

Long Term Debt (Narrative3) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Apr. 27, 2011
Credit Facilities (Abstract)
Aggregate available unused amount	$ 717,409	$ 930,477
Commitment fee on unauthorised portion of credit facilities	0.60%	0.60%
Maximum borrowing capacity under each facility		$ 562,500	$ 495,000

Long Term Debt (Narrative4) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended						0 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Feb. 07, 2011 Acquisition of tankers Saga and Vilamoura (Member)	Apr. 20, 2011 Construction Of Ocean Rig Corcovado And Ocean Rig Olympia (Member)	Apr. 18, 2011 Construction Of Ocean Rig Corcovado And Ocean Rig Olympia (Member)	Apr. 20, 2011 Acquisition of tanker Daytona (Member)	Apr. 18, 2011 Bank Loans (Member)	Jun. 30, 2011 Bank Loans (Member) NumberOfInstallments	Jun. 30, 2010 Bank Loans (Member)
Loans Payable, Noncurrent [Abstract]
Loans Payable to Bank			$ 70,000	$ 325,000	$ 800,000	$ 32,313
Loan Face Amount								1,310,145	446,801
Weighted Average Interest Rate								5.73%	4.44%
Interest on long-term debt	62,593	56,107						62,593	56,107
Long term Debt repayment installments								20
Total principal payments	$ 3,804,851							$ 3,804,851
Term loan duration							5

Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current Assets	$ 1,276	$ 1,538
Current liabilities	(63,837)	(72,703)
Non current liabilities	(144,092)	(159,376)
Total	(206,653)	(230,541)
Interest Rate Swap [Member]
Current Assets	0	0
Current liabilities	(63,837)	(71,640)
Non current liabilities	(144,092)	(159,376)
Total	(207,929)	(231,016)
Forward Freight Agreements [Member]
Current Assets	185	0
Current liabilities	0	(1,063)
Non current liabilities	0	0
Total	185	(1,063)
Foreign Currency Forward Contracts [Member]
Current Assets	1,091	1,538
Current liabilities	0	0
Non current liabilities	0	0
Total	$ 1,091	$ 1,538

Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Details2) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2011 Derivative Financial Instruments, Assets [Member] Balance Sheet Location [Member]	Jun. 30, 2011 Derivative Financial Instruments, Assets [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2011 Derivative Financial Instruments, Liabilities [Member] Balance Sheet Location [Member]	Jun. 30, 2011 Derivative Financial Instruments, Liabilities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate swaps assets			$ 0	$ 0
Interest Rate Swap Asset		Financial instruments			Financial instruments non current liabilities
Interest rate swaps liabilities	207,929					0	36,523
Interest Rate Swap Liability		Financial instruments			Financial instruments non current liabilities
Total derivatives designated as hedging instruments assets			0	0
Total derivatives designated as hedging instruments liabilities						0	36,523
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps current assets			0	0
Interest rate swaps assets location		Financial instruments-current assets
Interest rate swaps current liabilities						63,837	71,640
Interest rate swaps liabilities location					Financial instruments-current liabilities
Interest rate swaps non current assets			0	0
Interest Rate Swaps Asset (Not Designated)		Financial instruments-non current assets			Financial instruments-non current liabilities
Interest rate swaps non current liabilities						144,092	122,853
Interest Rate Swaps Liability (Not Designated)		Financial instruments-non current assets			Financial instruments-non current liabilities
Forward freight agreements assets			185	0
Forward freight agreements assets location		Financial instruments-current assets			Financial instruments current liabilities
Forward freight agreements liabilities						0	1,063
Forward freight agreements liabilities location		Financial instruments-current assets			Financial instruments current liabilities
Foreign currency forward contracts assets			1,091	1,538
Foreign Currency Forward Contracts Asset		Financial instruments-current assets			Financial instruments current liabilities
Foreign currency forward contracts liabilities						0	0
Foreign Currency Forward Contracts Liability		Financial instruments-current assets			Financial instruments current liabilities
Total derivatives not designated as hedging instruments assets			1,276	1,538
Total derivatives not designated as hedging instruments liabilities						207,929	195,556
Total derivatives assets			1,276	1,538
Total derivatives liabilities						$ 207,929	$ 232,079

Financial Instruments and Fair Value Measurements - Derivatives Designated For Cash Flow Hedging Relationships (Details3) (Amount of Gain/(Loss) Recongnized in Other Comprehensive Income on Derivative [Member], USD  $)
In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Amount of Gain/(Loss) Recongnized in Other Comprehensive Income on Derivative [Member]
Interest rate swaps - Unrealized gains/(losses)	$ 0	$ (9,707)
Interest rate swaps - Realized gaons/(losses) associated with	0	(4,980)
Total	$ 0	$ (14,687)

Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Instruments (Details4) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest rate swaps	$ (39,775)	$ (98,427)
Gain (Loss) On Derivatives [Domain]
Interest rate swaps	(39,775)	(98,427)
Forward freight agreements	1,123	(3,962)
Foreign currency forward contracts	(446)	(3,318)
Total	$ (39,098)	$ (105,707)
Location of Gain or (Loss) Recognized [Member]
Interest rate swaps	Gain/(loss) on interest rate swaps	Gain/(loss) on interest rate swaps
Forward freight agreements	Other, net	Other, net
Foreign currency forward contracts	Other, net	Other, net

Financial Instruments and Fair Value Measurements - Recurring Measurements (Details5) (USD $) In Thousands	Jun. 30, 2011
Interest rate swaps-liability position	$ (207,929)
Forward freight agreements - asset position	185
Foreign currency forward contracts - asset position	1,091
Total	(206,653)
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Interest rate swaps-liability position	0
Forward freight agreements - asset position	185
Foreign currency forward contracts - asset position	1,091
Total	1,276
Significant Other Observable Inputs (Level 2)
Interest rate swaps-liability position	(207,929)
Forward freight agreements - asset position	0
Foreign currency forward contracts - asset position	0
Total	(207,929)
Unobservable Inputs (Level 3)
Interest rate swaps-liability position	0
Forward freight agreements - asset position	0
Foreign currency forward contracts - asset position	0
Total	$ 0

Financial Instruments and Fair Value Measurements - Non Recurring Measurements (Details6) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Long lived assets held and used	$ 69,900
Asset held for sale	20,200	0
Total	90,100
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Long lived assets held and used	0
Asset held for sale	0
Total	0
Significant Other Observable Inputs (Level 2)
Long lived assets held and used	69,900
Asset held for sale	20,200
Total	90,100
Unobservable Inputs (Level 3)
Long lived assets held and used	0
Asset held for sale	0
Total	0
Gain / (Loss) [Member]
Long lived assets held and used	(106,187)
Asset held for sale	(5,917)
Total	$ (112,104)

Financial Instruments and Fair Value Measurements (Details) (Narrative) (USD $)	6 Months Ended
	Jun. 30, 2011 Integer	Jun. 30, 2010
Number of Interest Rate Derivatives Held	29
Notional Amount of Interest Rate Derivatives	$ 2,500,000,000
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	6,670,000	6,198,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	13,610,000
Carrying Value Long Lived Assets Held And Used Prior Impairment	176,087,000
Carrying Value Assets Held For Sale	26,117,000
Impairment charge	$ 112,104,000	$ 0

Common Stock, Preferred Stock and Additional Paid In Capital (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended		0 Months Ended			0 Months Ended
	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Jun. 30, 2011 Acquistion of 25% of Ocean Rig UDW (Member)	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Apr. 12, 2011 Delivery of Ocean Rig Olympia (Member)	Feb. 14, 2011 Delivery of Ocean Rig Olympia (Member)	Jun. 30, 2011 Delivery of Ocean Rig Olympia (Member)	Feb. 14, 2011 Delivery of Ocean Rig Corvorado (Member)
Preferred stock shares issued			52,238,806
Percentage of shares acquired			25.00%
Face value of preferred shares issued	$ 280,000
Fair value of preffered shares issue			268,000
Fair value of shares acquired			318,000
Cash consideration			50,000
Preferred Stock		6.75%
Conversion Premium		127.50%
Percentage Of Preferred Stock Converted					25.00%		25.00%
The number of shares converted				13,059,701			13,059,701
Shares issued due to the conversion of preferred stock				10,242,903			10,242,903
Shares issued in relation to the preferred stock dividend				644,844			5,158,762
Dividends Payable						$ 3,930
Optional conversion rate		0.7

Equity Incentive Plan (Details) (USD $)	6 Months Ended
Jun. 30, 2011
Number of non vested shares
Balance as at January 1, 2011	2,531,198
Granted	9,015,000
Vested	(1,029,148)
Balance June 30, 2011	10,517,050
Weighted average grant date fair value per non vested shares
Balance as at January 1, 2011	$ 6.04
Granted	$ 5.5
Vested	$ 5.47
Balance June 30, 2011	$ 5.63

Equity Incentive Plan (Narratives) (Details) (USD $)	6 Months Ended	0 Months Ended						0 Months Ended						0 Months Ended						0 Months Ended
	Jun. 30, 2011	Dec. 31, 2011 Grant Date 05/03/2010 [Member]	Dec. 31, 2010 Grant Date 05/03/2010 [Member]	Mar. 05, 2010 Grant Date 05/03/2010 [Member]	Jun. 30, 2011 Grant Date 05/03/2010 [Member]	Jul. 31, 2010 Grant Date 05/03/2010 [Member]	Mar. 05, 2010 Grant Date 05/03/2010 [Member]	Dec. 31, 2013 Grant Date 04/02/2011 [Member]	Dec. 31, 2012 Grant Date 04/02/2011 [Member]	Dec. 31, 2011 Grant Date 04/02/2011 [Member]	Feb. 04, 2011 Grant Date 04/02/2011 [Member]	Jun. 30, 2011 Grant Date 04/02/2011 [Member]	Feb. 04, 2011 Grant Date 04/02/2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jun. 30, 2011 Compensation Committee approval on 25 January 2010 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jun. 30, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 25, 2010 Equity Incentive Plan 2008 (Member)
Total number of common shares reserved for issuance																															21,834,055
Shares Granted	9,015,000			2							15,000						4,500,000											9,000,000
Vested number of shares					2							0						2,000,000											1,000,000
Vested number of shares on grant date							1												1,000,000											1,000,000
Vested in period		1	1	1				5,000	5,000	5,000				1,500,000	1,000,000	1,000,000				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Grant date fair value per share						$ 5.66							$ 5.01						$ 6.05											$ 5.5
Number of shares forfeited	0

Equity Incentive Plan (Narratives2) (Details) (Compensation cost and fair value of shares vested (Member), USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Compensation cost and fair value of shares vested (Member)
Unrecognized compensation cost related to non- vested share arrangements granted	$ 43,275		$ 9,414
Allocated Share-based Compensation Expense	15,711	17,707
Total fair value of shares vested	$ 5,643	$ 6,966

Commitments and Contingencies - Purchase Obligations (Details) (USD $) In Thousands	Jun. 30, 2011
Vessels shipbuilding contract (Member)
Unrecorded Unconditional Purchase Obligation Payment Schedule (Abstract)
First Year	$ 353,920
Second Year	152,645
Third Year	105,400
Fourth Year	0
Total	611,965
Drillship Shipbuilding contract plus owners furnished equipment (Member)
Unrecorded Unconditional Purchase Obligation Payment Schedule (Abstract)
First Year	614,725
Second Year	1,096,898
Third Year	0
Fourth Year	0
Total	1,711,623
Total Obligations (Member)
Unrecorded Unconditional Purchase Obligation Payment Schedule (Abstract)
First Year	968,645
Second Year	1,249,543
Third Year	105,400
Fourth Year	0
Total	$ 2,323,588

Commitments and Contingencies - Contractual Charter Revenues (Narratives) (Details) (USD $) In Thousands	Jun. 30, 2011
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2012	$ 540,225
Twelve months ending June 30, 2013	848,940
Twelve months ending June 30, 2014	451,365
Twelve months ending June 30, 2015	370,258
Twelve months ending June 30, 2016 and thereafter	$ 141,851

Commitments and Contingencies - Operating Leases (Narratives2) (Details) (USD $) In Thousands	Jun. 30, 2011
Office in Greece
Twelve months ending June 30 2012	$ 28
Twelve months ending June 30 2013	28
Twelve months ending June 30 2014	28
Twelve months ending June 30 2015	28
Twelve months ending June 30 2016	21
Offices in Norway and Cyprus
Twelve months ending June 30 2012	468
Twelve months ending June 30 2013	368
Twelve months ending June 30 2014	33
Twelve months ending June 30 2015	33
Twelve months ending June 30 2016	$ 24

Commitments and Contingencies (Narratives3) (Details) (USD $)	0 Months Ended	6 Months Ended
	May 03, 2010	Jun. 30, 2011
Company's vessel release of detention
Security Paid For Release Of Vessel	$ 1,500,000
Payments for Legal Settlements		2,400,000
Amount Reimbursed To Related Party		2,000,000
Retroactively levy of import export duties (Member)
Minimum Amount for import/export duties		5,000,000
Maximum Amount For Import Export Duties		$ 10,000,000

Commitments and Contingencies (Narratives4) (Details) (Toro's sale agreement (Member), USD $) In Thousands, unless otherwise specified	0 Months Ended
	Feb. 13, 2009	Jan. 29, 2009	Jul. 17, 2008 DWT
Toro's sale agreement (Member)
Size of Vessels			73,034
Vessel Sale Price			$ 63,400
Revised vessel sale price		36,000
Security Deposit Released In Favor Of Company		6,300
Additional Security deposit		1,500
Security deposit not paid	$ 1,500

Interest and Finance Costs (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest and Debt Expense [Abstract]
Interest on long-term debt	$ 62,593	$ 56,107
Amortization and write off of Financing Fees	18,326	4,208
Amortization of convertible notes discount	16,260	10,831
Amortization of share lending agreement notes issuance costs	1,476	930
Other	5,158	4,381
Capitalized interest	(39,354)	(36,310)
Total	$ 64,459	$ 40,147	[1]

[1]	As restated, see also Note 3

Segment Information (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Total revenues	$ 431,431	$ 418,397
Income tax expense	(9,778)	(11,938)
NET INCOME/(LOSS)	(85,813)	32,740	[1]
Drybulk Segment (Member)
Total revenues	190,128	229,169
Income tax expense	0	0
NET INCOME/(LOSS)	(96,665)	(6,228)	[1]
Tanker Segment (Member)
Total revenues	5,348	0
Income tax expense	0	0
NET INCOME/(LOSS)	(563)	0
Drilling Rigs Segment (Member)
Total revenues	235,955	189,228
Income tax expense	(9,778)	(11,938)
NET INCOME/(LOSS)	$ 11,415	$ 38,968	[1]

[1]	As restated, see also Note 3

Segment Information - Total Assets (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Total assets	$ 7,867,476	$ 6,984,494
Drybulk Segment (Member)
Total assets	2,177,633	2,470,323
Tanker Segment (Member)
Total assets	319,435	124,266
Drilling Rigs Segment (Member)
Total assets	$ 5,370,408	$ 4,389,905

Earnings per share (Details) (USD $) In Thousands, except Share data	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) attributable to DryShips Inc.	$ (88,324)	$ 32,740	[1]
Less:Series A Convertible Preferred stock dividends	(3,930)	(6,444)
Less: Non-vested common stock dividends declared and undistributed earnings	0	(318)
Earnings Per Share, Basic and Diluted [Abstract]
Income/(loss) available to common stockholders	$ (92,254)	$ 25,978	[1]
Weighted average number of outstanding shares	344,259,487	255,012,737
Amount per share	$ (0.27)	$ 0.1	[1]

[1]	As restated, see also Note 3

Earnings per share (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	6 Months Ended		0 Months Ended
	Dec. 31, 2010 Own Share Lending Agreement (Member)	Dec. 31, 2009 Own Share Lending Agreement (Member)	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Jun. 30, 2011 Acquistion of 25% of Ocean Rig UDW (Member)	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Feb. 14, 2011 Delivery of Ocean Rig Corvorado (Member)	Apr. 12, 2011 Delivery of Ocean Rig Olympia (Member)	Feb. 14, 2011 Delivery of Ocean Rig Olympia (Member)	Jun. 30, 2011 Delivery of Ocean Rig Olympia (Member)
Preferred stock shares issued					52,238,806
Percentage of shares acquired					25.00%
Face value of preferred shares issued			$ 280,000
Preferred Stock				6.75%
The number of shares converted						13,059,701	13,059,701
Shares issued due to the conversion of preferred stock						10,242,903	10,242,903
Percentage Of Preferred Stock Converted						25.00%		25.00%
Conversion of preferred stock						5,158,762	644,844
Dividends Payable									$ 3,930
Own Share Lending Arrangement Shares Issued In Period	10,000,000	26,100,000

Comprehensive income/(loss) (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Comprehensive income/(loss) attributable to the parent	$ (83,073)	$ 17,703	[1]
Comprehensive income/(loss) attributable to the non controlling interest	4,010	0
Total comprehensive income/(loss)	$ (79,063)	$ 17,703	[1]

[1]	As restated

Subsequent Events (Narratives) (Details) (USD $)	6 Months Ended						0 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended
	Jun. 30, 2011	Jun. 30, 2010		Apr. 27, 2011	Dec. 31, 2010	Aug. 31, 2011 La Jolla, Conquistador, Brisbane, Samsara and Toro (Member)	Jul. 20, 2011 New Contract [Member] Days	Jul. 20, 2011 New Contract [Member]	Jul. 26, 2011 Business Acquisition (Member)	Aug. 24, 2011 Business Acquisition (Member)	Jul. 26, 2011 Business Acquisition (Member)	Jul. 26, 2011 Capesize bulk carriers (Member) numberofvessels	Jul. 26, 2011 Panamax bulk carriers (Member) numberofvessels	Jul. 26, 2011 Very Large Ore Carriers (Member) numberofvessels	Jul. 28, 2011 Ocean Rig Poseidon (Member)	Jul. 31, 2010 Convertible Preferred Stock [Member]	Aug. 04, 2011 Convertible Preferred Stock [Member]	Aug. 26, 2011 Ocean Rig Common Stock Exchange (Member)
Vessel Sale Price						$ 90,100,000
Vessel impairment charge	112,104,000	0
Term of contract, days							1,095
Value of contract								1,100,000,000							309,300,000
Percentage of shares acquired											100.00%
Value of debt assumed by the company											143,000,000
Name of Acquired Entity									OceanFreight Inc.
Per share cash consideration									$ 11.25
Number of shares received by acquiree shareholders									0.52326
Acquired number of shares										3,000,856
Payments For Advances For Vessels And Rigs Under Construction And Acquisitions	1,384,632,000	508,346,000	[1]
Percentage Of Preferred Stock Converted																25.00%
Number of shares distributed to company's existing shareholders																	2,967,359
Line of Credit Facility, Maximum Borrowing Capacity				$ 495,000,000	$ 562,500,000
Common Stock,Shares, Exchanged																		28,571,428
Number Of Vessels												4	2	5

[1]	As restated, see also Note 3